Seligman

Municipal Fund Series, Inc.

National Series
Colorado Series
Georgia Series
Louisiana Series
Maryland Series
Massachusetts Series
Michigan Series
Minnesota Series
Missouri Series
New York Series
Ohio Series
Oregon Series
South Carolina Series

Mid-Year Report

March 31, 2003

Seeking Income
Exempt From
Regular Income Tax

Seligman

139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To the Shareholders	1

Interview With Your
Portfolio Managers	2

Performance Overview and
Portfolio Summary	4

Portfolios of Investments	11

Statements of Assets
and Liabilities	27

Statements of Operations	29

Statements of Changes in
Net Assets	30

Notes to Financial Statements	35

Financial Highlights	45

Board of Directors and
Executive Officers	65

For More Information	back cover

To The Shareholders

During the six months ended March 31, 2003, municipal bonds continued to benefit from strong investor demand despite the ongoing fiscal difficulties of the nation’s states, cities, and municipalities. During this time, each Series in Seligman Municipal Fund Series maintained both competitive yields and high-quality portfolios during a time of overall negative credit trends in the municipal market.

Coming into 2003, many investors were optimistic that an economic recovery was just around the corner. These hopes were dampened in the first quarter of 2003, however, as investors were faced with discouraging economic reports and sharply higher oil prices, casting doubt on the economy’s ability to stage a lasting recovery. At the same time, the high level of uncertainty regarding whether and how the US would go to war in Iraq hindered economic activity. Despite fears of a protracted conflict, the war in Iraq was brief. Consumer confidence has rebounded somewhat from its February lows, and there is hope that a rebound in business confidence could provide the impetus the economy needs to move ahead, though economic indicators remain mixed.

The municipal market enjoyed continued healthy investor demand during the period under review, helped by competitive yields and ongoing stock market volatility. Municipal yields, as compared to US Treasury yields, were fairly stable during the past six months, ending the period slightly higher. At the same time, however, states and municipalities faced, and will continue to face, serious fiscal problems. Many have been employing a combination of spending cuts and tax increases to close large deficits caused by lower tax revenues. Credit rating trends are currently negative, and downgrades could increase over the near term.

Looking ahead, we believe the economic recovery will continue, although it may be slow and possibly uneven. Interest rates should remain stable over the near term, and inflation should continue to be benign. In our view, the economy should be helped by the recent drop in oil prices and by the fiscal stimulus expected to be provided by the federal government. As the economy improves, so too should the creditwor-thiness of the nation’s states, cities, and municipalities.

The Fund’s investment strategy continues to focus on owning high-quality municipal bonds. At March 31, 2003, at least 78% (and as much as 97%) of each Series’ portfolio holdings were rated within the three highest rating categories of Moody’s and Standard & Poor’s. Before purchase, each municipal credit is rigorously researched. After purchase, holdings are monitored closely for any signs of credit deterioration. Given the fiscal woes facing many municipal issuers, we believe our vigilance in this regard is especially appropriate and beneficial to shareholders.

We appreciate your confidence in Seligman Municipal Fund Series and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Managers, as well as each Series’ portfolio of investments, financial statements, and performance history, follows this letter.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

May 16, 2003

Interview With Your Portfolio Managers

Thomas G. Moles and Eileen Comerford

Q:	What economic and market factors influenced Seligman Municipal Fund Series during the six months ended March 31, 2003?
A:	The municipal bond market rally that began in March 2002 extended into Seligman Municipal Fund Series’ new fiscal year, driving long-term municipal yields to a 34-year low by early October. Before the month ended, however, a brightening economic outlook and an improving stock market caused municipal yields to spike higher. The interest rate reversal proved temporary as subsequent economic reports confirmed that the recovery was still too tenuous to sustain the momentum. Municipal yields retreated from their highs and settled into a narrow trading range for the remainder of 2002. As prospects for war with Iraq intensified during the first quarter of 2003, the economy weakened further. Consumers and businesses curtailed spending, prompting sharp reductions in growth forecasts. The successful commencement of military action in late March alleviated much of the prevailing uncertainty and boosted confidence levels. Municipal yields rose modestly over the next several weeks and by March 31, 2003, stood slightly higher than yields at September 30, 2002.

Historically low interest rates led to a record surge in municipal bond issuance in 2002 and in the first quarter of 2003. Refunding bonds, which generally are issued to retire outstanding, higher-cost debt, comprised a significant percentage of total volume. While new issue supply in 2003 is unlikely to exceed 2002 levels, it is expected to be robust given a continuation of attractive interest rate levels and a growing reliance on debt issuance by cash-strapped states and municipalities.

Demand for municipal securities has been strong as a result of the prolonged equity bear market and historically low money market yields. Over the past year, investors increasingly sought the relative safety and stability of the municipal market. Further, we believe municipal bonds continue to offer a significant yield advantage when compared with the after-tax yields of Treasury bonds and high-grade corporate bonds.

The recent recession and tepid recovery to date have led to significant state and municipal revenue shortfalls. Budget surpluses and one-shot revenue sources have largely been exhausted, forcing elected officials to make difficult choices. Most states and municipalities have responded by reducing services and raising taxes. Despite these efforts, budget imbalances are projected to worsen during fiscal year 2004 before beginning a return to fiscal stability in fiscal year 2005.

A recent court ruling against Philip Morris USA placed in jeopardy payments the company is required to make in accordance with a 1998 settlement between tobacco companies and US states. A number of states and municipalities securitized their share of the settlement by issuing municipal bonds backed by annual tobacco company payments. Prices on tobacco bonds fell sharply after the verdict was announced. In the days that followed, prices recovered somewhat due to more favorable developments, but clearly investors will be placing more emphasis on litigation risk going forward. The Fund does not hold tobacco settlement revenue bonds. Tobacco bonds, as they are currently structured, do not meet our credit criteria and have never been approved for purchase.

Q:	What was your investment strategy during this time?
A:	Throughout the past six months, each Series was positioned to benefit from a period of relatively stable interest rates. Holdings remained concentrated in long maturity bonds due to the steeply sloped municipal yield curve. Cash positions were maintained at higher than normal levels out of concern that a falloff in the demand for

A Team Approach

Seligman Municipal Fund Series is managed by the Seligman Municipal Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen Comerford are assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund’s investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Theresa Barion, and Debra McGuinness.

Interview With Your Portfolio Managers

Thomas G. Moles and Eileen Comerford

municipal bonds would spark an increase in yields. Over the past year, heavy demand for municipal bonds from risk-averse investors supported municipal yields during a period of record issuance.

Deteriorating state and local finances resulted in a widening of quality yield spreads, allowing us to selectively purchase stable, lower-rated credits at substantially higher yields. Conversely, during the period several lower-rated holdings with weakening financials were sold. Each Series remains heavily weighted in high quality bonds. At March 31, 2003, 78% - 97% of the holdings of the Fund’s Series were rated “A” or higher. Further, “AAA” holdings ranged from 34% - 83% of the Series’ holdings.

Diversification is always an important objective of each Series. Where possible, we have attempted to rebalance sector weightings that had, over time, become under- or overweighted due to refunding activity, bond calls, and portfolio transactions. Lastly, credit research continues to be an essential component of our investment process. All portfolio holdings are carefully analyzed prior to purchase and are regularly monitored to ensure that they continue to meet our credit criteria.

Q:	What is your outlook?
A:	We believe the federal government’s proposed fiscal stimulus package and continued accommodative monetary policy will provide a needed boost for the sluggish economy. Given the recent achievements of coalition military forces in Iraq, we anticipate further improvement in confidence and a pickup in spending and investment. Renewed confidence in economic prospects should lead to a gradual improvement in job creation, something that is essential for sustained economic vigor.

We intend to continue to position each Series to benefit from an extended period of modest economic growth and stable long-term interest rates. As the economy strengthens and geopolitical concerns abate, municipal yields could begin to trend higher. However, municipal bonds would likely outperform Treasury bonds in a rising yield environment given the relative attractiveness of municipals versus most taxable bonds.

The budget difficulties confronting the nation’s states, cities, and municipalities will continue to constrain the economic recovery. Additional fiscal and monetary stimulus may be needed in the months to come. Nevertheless, we remain optimistic regarding the long-term prospects for the municipal market and for Seligman Municipal Fund Series. In terms of risks from credit default, we believe the highest-rated municipal bonds are second only to US government securities. That distinction is unlikely to change despite ongoing challenges.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendation for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance Overview and Portfolio Summary(unaudited)

Investment Results

National Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.54)%	2.09%	3.40%	4.83%	n/a	n/a

Without Sales Charge	1.25	7.21	4.42	5.34	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.18)	4.16	n/a	n/a	3.34%	n/a

Without Sales Charge and CDSC	0.79	6.24	n/a	n/a	3.60	n/a

Class D**

With 1% CDSC	(0.20)	5.24	n/a	n/a	n/a	n/a

Without CDSC	0.79	6.24	3.48	n/a	n/a	3.81%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$7.98	$8.05	$7.78

Class C	7.98	8.05	7.78

Class D	7.98	8.05	7.78

Holdings by Market Sectorø

Revenue Bonds	84%

General Obligation Bondsøø	16

Weighted Average Maturity	23.1 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.168	—	3.17%

Class C	0.132	—	2.42

Class D	0.132	—	2.44

Moody’s/S&P Ratingsø

Aaa/AAA	40%

Aa/AA	34

A/A	12

Baa/BBB	14

Colorado Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(4.14)%	3.25%	4.08%	4.78%	n/a	n/a

Without Sales Charge	0.59	8.35	5.09	5.29	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.87)	5.39	n/a	n/a	4.05%	n/a

Without Sales Charge and CDSC	0.14	7.40	n/a	n/a	4.34	n/a

Class D**

With 1% CDSC	(0.84)	6.40	n/a	n/a	n/a	n/a

Without CDSC	0.14	7.40	4.12	n/a	n/a	3.84%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$7.57	$7.69	$7.29

Class C	7.56	7.68	7.28

Class D	7.56	7.68	7.28

Holdings by Market Sectorø

Revenue Bonds	89%

General Obligation Bondsøø	11

Weighted Average Maturity	21.8 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.155	$0.008	3.34%

Class C	0.121	0.008	2.58

Class D	0.121	0.008	2.61

Moody’s/S&P Ratingsø

Aaa/AAA	66%

Aa/AA	6

A/A	13

Baa/BBB	15

See footnotes on page 10.

Performance Overview and Portfolio Summary (unaudited)

Investment Results

Georgia Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(4.38)%	1.82%	3.75%	5.14%	n/a	n/a

Without Sales Charge	0.34	6.93	4.77	5.66	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(2.18)	3.75	n/a	n/a	3.63%	n/a

Without Sales Charge and CDSC	(0.24)	5.82	n/a	n/a	3.90	n/a

Class D**

With 1% CDSC	(1.22)	4.82	n/a	n/a	n/a	n/a

Without CDSC	(0.24)	5.82	3.80	n/a	n/a	4.15%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$7.93	$8.10	$7.77

Class C	7.94	8.12	7.79

Class D	7.94	8.12	7.79

Holdings by Market Sectorø

Revenue Bonds	76%

General Obligation Bondsøø	24

Weighted Average Maturity	20.3 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.162	$0.033	3.10%

Class C	0.126	0.033	2.33

Class D	0.126	0.033	2.35

Moody’s/S&P Ratingsø

Aaa/AAA	44%	Baa/BBB	6%

Aa/AA	25	Ba/BB	2

A/A	23

Louisiana Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.67)%	3.88%	4.18%	5.12%	n/a	n/a

Without Sales Charge	1.14	9.10	5.20	5.63	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.36)	5.93	n/a	n/a	4.26%	n/a

Without Sales Charge and CDSC	0.56	7.99	n/a	n/a	4.52	n/a

Class D**

With 1% CDSC	(0.42)	6.99	n/a	n/a	n/a	n/a

Without CDSC	0.56	7.99	4.26	n/a	n/a	4.26%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.29	$8.41	$7.97

Class C	8.28	8.41	7.97

Class D	8.28	8.41	7.97

Holdings by Market Sectorø

Revenue Bonds	77%

General Obligation Bondsøø	23

Weighted Average Maturity	18.8 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.180	$0.032	3.07%

Class C	0.143	0.032	2.31

Class D	0.143	0.032	2.33

Moody’s/S&P Ratingsø

Aaa/AAA	87%

Aa/AA	10

Baa/BBB	3

See footnotes on page 10.

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Maryland Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(4.04)%	2.62%	3.87%	5.04%	n/a	n/a

Without Sales Charge	0.72	7.69	4.89	5.55	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.78)	4.66	n/a	n/a	3.85%	n/a

Without Sales Charge and CDSC	0.15	6.72	n/a	n/a	4.11	n/a

Class D**

With 1% CDSC	(0.83)	5.72	n/a	n/a	n/a	n/a

Without CDSC	0.15	6.72	3.98	n/a	n/a	4.11%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.08	$8.27	$7.90

Class C	8.09	8.29	7.91

Class D	8.09	8.29	7.91

Holdings by Market Sectorø

Revenue Bonds	70%

General Obligation Bondsøø	30

Weighted Average Maturity	21.5 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.159	$0.087	2.55%

Class C	0.123	0.087	1.76

Class D	0.123	0.087	1.78

Moody’s/S&P Ratingsø

Aaa/AAA	39%

Aa/AA	30

A/A	9

Baa/BBB	22

Massachusetts Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.45)%	5.75%	4.64%	5.48%	n/a	n/a

Without Sales Charge	1.39	11.02	5.66	5.99	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(0.89)	7.92	n/a	n/a	4.84%	n/a

Without Sales Charge and CDSC	1.05	10.02	n/a	n/a	5.12	n/a

Class D**

With 1% CDSC	0.06	9.02	n/a	n/a	n/a	n/a

Without CDSC	1.05	10.02	4.73	n/a	n/a	4.61%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.33	$8.38	$7.82

Class C	8.33	8.37	7.82

Class D	8.33	8.37	7.82

Holdings by Market Sectorø

Revenue Bonds	83%

General Obligation Bondsøø	17

Weighted Average Maturity	22.7 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.163	—	2.75%

Class C	0.126	—	1.98

Class D	0.126	—	1.99

Moody’s/S&P Ratingsø

Aaa/AAA	72%

Aa/AA	17

A/A	6

Baa/BBB	5

See footnotes on page 10.

Performance Overview and Portfolio Summary (unaudited)

Investment Results

Michigan Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(2.77)%	4.11%	4.47%	5.37%	n/a	n/a

Without Sales Charge	2.07	9.28	5.49	5.88	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(0.42)	6.28	n/a	n/a	4.60%	n/a

Without Sales Charge and CDSC	1.62	8.31	n/a	n/a	4.89	n/a

Class D**

With 1% CDSC	0.62	7.31	n/a	n/a	n/a	n/a

Without CDSC	1.62	8.31	4.54	n/a	n/a	4.46%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.62	$8.64	$8.25

Class C	8.61	8.63	8.24

Class D	8.61	8.63	8.24

Holdings by Market Sectorø

Revenue Bonds	56%

General Obligation Bondsøø	44

Weighted Average Maturity	19.2 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.159	$0.035	2.49%

Class C	0.121	0.035	1.67

Class D	0.121	0.035	1.69

Moody’s/S&P Ratingsø

Aaa/AAA	73%

Aa/AA	21

Baa/BBB	6

Minnesota Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.62)%	3.10%	4.14%	4.93%	n/a	n/a

Without Sales Charge	1.13	8.28	5.16	5.45	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.44)	5.20	n/a	n/a	4.05%	n/a

Without Sales Charge and CDSC	0.54	7.31	n/a	n/a	4.33	n/a

Class D**

With 1% CDSC	(0.45)	6.31	n/a	n/a	n/a	n/a

Without CDSC	0.54	7.31	4.22	n/a	n/a	3.91%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$7.86	$7.92	$7.56

Class C	7.86	7.93	7.56

Class D	7.86	7.93	7.56

Holdings by Market Sectorø

Revenue Bonds	53%

General Obligation Bondsøø	47

Weighted Average Maturity	19.4 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.147	—	2.35%

Class C	0.112	—	1.56

Class D	0.112	—	1.57

Moody’s/S&P Ratingsø

Aaa/AAA	56%	Baa/BBB	1%

Aa/AA	29	Non-Rated	2

A/A	12

See footnotes on page 10.

Performance Overview and Portfolio Summary(unaudited)

Investment Results

Missouri Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.84)%	4.04%	4.39%	5.16%	n/a	n/a

Without Sales Charge	0.95	9.26	5.41	5.68	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.48)	6.17	n/a	n/a	4.56%	n/a

Without Sales Charge and CDSC	0.49	8.29	n/a	n/a	4.84	n/a

Class D**

With 1% CDSC	(0.49)	7.29	n/a	n/a	n/a	n/a

Without CDSC	0.49	8.29	4.47	n/a	n/a	4.25%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$7.93	$8.02	$7.57

Class C	7.93	8.02	7.57

Class D	7.93	8.02	7.57

Holdings by Market Sectorø

Revenue Bonds	76%

General Obligation Bondsøø	24

Weighted Average Maturity	18.4 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.148	$0.015	2.64%

Class C	0.113	0.015	1.86

Class D	0.113	0.015	1.87

Moody’s/S&P Ratingsø

Aaa/AAA	55%

Aa/AA	29

A/A	13

Baa/BBB	3

New York Series

Total Returns For Periods Ended March 31, 2003

		Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.39)%	4.13%	4.51%	5.55%	n/a	n/a

Without Sales Charge	1.43	9.35	5.55	6.07	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.08)	6.30	n/a	n/a	4.61%	n/a

Without Sales Charge and CDSC	0.97	8.36	n/a	n/a	4.87	n/a

Class D**

With 1% CDSC	(0.02)	7.36	n/a	n/a	n/a	n/a

Without CDSC	0.97	8.36	4.62	n/a	n/a	4.64%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.36	$8.43	$7.99

Class C	8.37	8.44	8.00

Class D	8.37	8.44	8.00

Holdings by Market Sectorø

Revenue Bonds	81%

General Obligation Bondsøø	19

Weighted Average Maturity	23.5 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.172	$0.015	2.82%

Class C	0.134	0.015	2.05

Class D	0.134	0.015	2.07

Moody’s/S&P Ratingsø

Aaa/AAA	39%

Aa/AA	24

A/A	34

Baa/BBB	3

See footnotes on page 10.

Performance Overview and Portfolio Summary (unaudited)

Investment Results

Ohio Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.97)%	3.31%	4.18%	5.10%	n/a	n/a

Without Sales Charge	0.80	8.45	5.21	5.61	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.71)	5.37	n/a	n/a	4.18%	n/a

Without Sales Charge and CDSC	0.22	7.44	n/a	n/a	4.44	n/a

Class D**

With 1% CDSC	(0.77)	6.44	n/a	n/a	n/a	n/a

Without CDSC	0.22	7.44	4.26	n/a	n/a	4.23%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.15	$8.26	$7.85

Class C	8.19	8.31	7.89

Class D	8.19	8.31	7.89

Holdings by Market Sectorø

Revenue Bonds	73%

General Obligation Bondsøø	27

Weighted Average Maturity	21.7 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.162	$0.011	2.69%

Class C	0.125	0.011	1.91

Class D	0.125	0.011	1.92

Moody’s/S&P Ratingsø

Aaa/AAA	76%

Aa/AA	11

A/A	3

Baa/BBB	10

Oregon Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.89)%	3.31%	4.25%	5.18%	n/a	n/a

Without Sales Charge	0.90	8.45	5.27	5.70	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(1.52)	5.38	n/a	n/a	4.26%	n/a

Without Sales Charge and CDSC	0.44	7.48	n/a	n/a	4.54	n/a

Class D**

With 1% CDSC	(0.54)	6.48	n/a	n/a	n/a	n/a

Without CDSC	0.44	7.48	4.35	n/a	n/a	4.35%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$7.92	$8.03	$7.63

Class C	7.92	8.03	7.63

Class D	7.92	8.03	7.63

Holdings by Market Sectorø

Revenue Bonds	73%

General Obligation Bondsøø	27

Weighted Average Maturity	18.4 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.151	$0.028	2.84%

Class C	0.116	0.028	2.06

Class D	0.116	0.028	2.08

Moody’s/S&P Ratingsø

Aaa/AAA	37%

Aa/AA	38

A/A	15

Baa/BBB	10

See footnotes on page 10.

Performance Overview and Portfolio Summary(unaudited)

Investment Results

South Carolina Series

Total Returns For Periods Ended March 31, 2003

				Average Annual

					Class C	Class D
	Six	One	Five	10	Since Inception	Since Inception
Class A**	Months*	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.24)%	3.72%	4.11%	5.18%	n/a	n/a

Without Sales Charge	1.57	8.86	5.13	5.69	n/a	n/a

Class C**

With Sales Charge and CDSC‡	(0.85)	5.67	n/a	n/a	4.22%	n/a

Without Sales Charge and CDSC	1.11	7.75	n/a	n/a	4.49	n/a

Class D**

With 1% CDSC	0.12	6.75	n/a	n/a	n/a	n/a

Without CDSC	1.11	7.75	4.16	n/a	n/a	4.26%

Lehman Brothers Municipal Bond Index***	1.20	9.89	6.07	6.45	6.40#	6.00##

Net Asset Value Per Share

	3/31/03	9/30/02	3/31/02

Class A	$8.19	$8.25	$7.87

Class C	8.18	8.24	7.87

Class D	8.18	8.24	7.87

Holdings by Market Sectorø

Revenue Bonds	100%

General Obligation Bonds	—

Weighted Average Maturity	21.2 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended March 31, 2003

	Dividends†	Capital Gain†	SEC Yield††

Class A	$0.162	$0.024	3.21%

Class C	0.125	0.024	2.44

Class D	0.125	0.024	2.46

Moody’s/S&P Ratingsø

Aaa/AAA	62%

Aa/AA	12

A/A	19

Baa/BBB	7

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price and assume all distributions within the period are reinvested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in a Series is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results.
***	The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any taxes, fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
#	From 5/31/99.
##	From 1/31/94.
‡	The CDSC is 1% for periods of 18 months or less.
ø	Percentages based on current market values of long-term holdings at March 31, 2003.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the six months ended March 31, 2003.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2003, has been computed in accordance with SEC regulations and will vary.

Portfolios of Investments (unaudited)

March 31, 2003

National Series

	Face		Ratings	Market
State	Amount	Municipal Bonds	Moody’s/S&P	Value

Alaska — 1.1%	$1,065,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3 / 4 % due 6/1/2024*	Aaa/AAA	$1,106,673

Florida — 4.2%	4,000,000	Jacksonville Electric Authority (Electric System Rev.), 5 1 / 2 % due 10/1/2041	Aa2/AA	4,212,600

Georgia — 3.7%	3,570,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing),
		5 3 / 4 % due 12/1/2031*	NR/AAA	3,720,047

Illinois — 2.1%	2,000,000	Illinois Educational Facilities Authority Rev.
		(The University of Chicago), 5 1 / 4 % due 7/1/2041	Aa1/AA	2,048,420

Indiana — 4.7%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame),
		5 1 / 4 % due 3/1/2022	Aaa/NR	4,651,200

Michigan — 2.4%	2,250,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
		6.20% due 9/1/2020	A3/BBB	2,325,308

Missouri — 5.0%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev.
		(Anheuser-Busch Companies, Inc. Project), 5 7 / 8 % due 11/1/2026*	A1/A+	4,929,550

New York — 12.5%	2,590,000	New York City GOs, 6 1 / 4 % due 4/15/2027	A2/A	2,843,587

	530,000	New York City GOs, 6 1 / 4 % due 4/15/2027Ø	Aaa/A	620,556

	5,000,000	New York City Transitional Finance Authority (Future Tax Secured Bonds), 5% due 2/1/2031	Aa2/AA+	5,046,100

	2,500,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 6.35% due 10/l/2030*	Aa1/NR	2,776,600

	1,000,000	Trust for Cultural Resources of the City of New York Rev.
		(American Museum of Natural History), 5.65% due 4/1/2027	Aaa/AAA	1,090,260

South Dakota — 2.5%	2,455,000	South Dakota Housing Development Authority Rev. (Homeownership Mortgage),
		6.15% due 5/1/2026*	Aa1/AAA	2,459,812

Tennessee — 5.1%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev.
		(St. Jude Children’s Research Hospital), 5 3 / 8 % due 7/1/2024	NR/AA	5,108,100

Texas — 16.8%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev.
		(St. Luke’s Episcopal Hospital Project), 6 3 / 4 % due 2/15/2021††	Aa3/AAA	3,830,351

	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa/AAA	1,834,578

	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev.
		(Southwestern Public Service Company Project), 5 3 / 4 % due 9/1/2016	Aaa/AAA	5,348,072

	1,055,000	San Antonio Electric & Gas Rev., 5 1 / 2 % due 2/1/2020††	Aa1/AAA	1,201,392

	1,320,000	San Antonio Electric & Gas Rev., 5 1 / 2 % due 2/1/2020	Aa1/AA+	1,430,563

	1,975,000	Texas Veterans’ Housing Assistance GOs, 6.80% due 12/1/2023*	Aa1/AA	2,046,021

	940,000	Travis County Housing Finance Corporation (Single Family Mortgage Rev.),
		6.95% due 10/1/2027	NR/AAA	976,895

Virginia — 5.5%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev.
		(Inova Health System Project), 6% due 8/15/2026	Aa2/AA	5,479,750

Washington — 12.2%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa/AAA	2,617,900

	3,325,000	King County Sewer GOs, 6 1 / 8 % due 1/1/2033Ø	Aaa/AAA	3,639,046

	5,520,000	Seattle Water System Rev., 5 5 / 8 % due 8/1/2026	Aaa/AAA	5,833,646

Wisconsin — 8.3%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project),
		6% due 11/1/2021*	Baa1/BBB	5,749,080

	2,500,000	Wisconsin Health and Educational Facilities Authority Rev.
		(Wheaton Franciscan Services, Inc.), 5 3 / 4 % due 8/15/2030	A2/A	2,537,425

Wyoming — 4.1%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project),
		6.05% due 7/15/2026	A3/BBB+	4,110,440

Total Municipal Bonds (Cost $85,059,119) — 90.2%				89,573,972

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

National Series (continued)

	Face		Ratings	Market
State	Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

Alabama — 1.9%	$1,900,000	Columbia Industrial Development Board Pollution Control Rev.
		(Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	$1,900,000

Connecticut — 0.8%	800,000	Connecticut State Health & Educational Facilities Authority Rev.
		Series V-1 (Yale University) due 7/1/2036	VMIG 1/A-1+	800,000

Florida — 0.7%	700,000	Collier County Health Facility Authority Hospital Rev.
		(Cleveland Clinic Health System) due 1/1/2033	VMIG 1/A-1	700,000

Missouri — 1.5%	1,500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev.
		(Cox Health System) due 6/1/2022	VMIG 1/A-1+	1,500,000

New York — 2.9%	700,000	New York City GOs due 8/15/2003	NR/A-1+	700,000

	1,500,000	New York City Municipal Water Finance Authority,
		Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	1,500,000

	400,000	New York State Energy Research & Development Authority Pollution Control Rev.
		(New York State Electric & Gas Company) due 2/1/2029	VMIG 1/A-1+	400,000

	300,000	New York State Energy Research & Development Authority Pollution Control Rev.
		(New York State Electric & Gas Company) due 10/1/2029	VMIG 1/A-1+	300,000

Pennsylvania — 0.9%	900,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	900,000

Total Variable Rate Demand Notes (Cost $8,700,000) — 8.7%				8,700,000

Total Investments (Cost $93,759,119) — 98.9%				98,273,972

Other Assets Less Liabilities— 1.1%				1,118,850

Net Assets —100.0%				$99,392,822

Colorado Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7 / 8 % due 4/1/2014	Aaa/AAA	$2,027,040

1,500,000	Boulder County, CO Development Rev. (University Corporation for Atmospheric Research), 5% due 9/1/2033	Aaa/AAA	1,525,860

1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa/AAA	1,023,840

1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3 / 8 % due 3/1/2023	Aaa/AAA	1,057,010

1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev., (NCMC, Inc. Project), 5 3 / 4 % due 5/15/2024	Aaa/AAA	1,770,101

1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3/A-	1,893,115

2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa/AAA	2,262,893

2,000,000	Colorado Springs, CO Utilities Rev., 5 3 / 8 % due 11/15/2026	Aa2/AA	2,053,720

1,605,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa/AAA	1,669,778

105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7 / 8 % due 9/1/2011	Aaa/AAA	105,991

2,000,000	Denver, CO City & County Certificates of Participation, 5 1 / 2 % due 12/1/2025	Aaa/AAA	2,131,740

2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1 / 2 % due 11/15/2025	Aaa/AAA	2,092,760

1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa/AAA	1,233,048

2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1/A+	2,633,225

2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa/AAA	2,348,212

1,280,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa/NR	1,467,597

105,000	Platte River Power Authority, CO Power Rev., 6 1 / 8 due 6/1/2014Ø	Aa3/AA-	106,929

415,000	Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027	NR/AAA	416,519

1,750,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	Baa1/A-	1,800,172

††	Escrowed-to-maturity security.
ø	Pre-refunded security.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Colorado Series (continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	$1,598,910

1,000,000	University of Colorado Hospital Authority Rev., 5 1 / 4 % due 11/15/2022	Aaa/NR	1,029,210

1,750,000	University of Colorado System Rev., 5 1 / 8 % due 6/1/2028	Aaa/AAA	1,802,465

2,000,000	Virgin Islands Public Finance Authority Rev., 5 1 / 2 % due 10/1/2022	NR/BBB-	2,013,420

Total Municipal Bonds (Cost $33,990,671) — 92.7%			36,063,555

	Variable Rate Demand Notes

400,000	Delaware County, PA Industrial Development Authority Airport Facility Rev. (United Parcel Service) due 12/1/2015	NR/A-1+	400,000

1,700,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1	1,700,000

200,000	New York City, NY GOs due 8/15/2018	VMIG 1/A-1+	200,000

Total Variable Rate Demand Notes (Cost $2,300,000) — 5.9%			2,300,000

Total Investments (Cost $36,290,671) — 98.6%			38,363,555

Other Assets Less Liabilities — 1.4%			559,688

Net Assets— 100.0%			$38,923,243

Georgia Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,000,000	Atlanta, GA Airport Rev., 5 5 / 8 % due 1/1/2030*	Aaa/AAA	$2,087,360

560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa/AAA	631,747

1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032	A1/A+	1,310,388

1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1/A+	1,223,180

1,750,000	Chatham County, GA School District GOs, 5 1 / 2 % due 8/1/2020	Aaa/AAA	1,848,367

1,000,000	DeKalb County, GA GOs, 5 1 / 4 % due 1/1/2020	Aaa/AA+	1,045,290

2,000,000	Development Authority of Fulton County, GA Rev. (Georgia Tech Athletic Association), 5 1 / 8 % due 10/1/2032	Aaa/AAA	2,051,760

1,820,000	Fulton County, GA Development Authority Special Facilities Rev., (Delta Air Lines, Inc. Project), 5 1 / 2 % due 5/1/2033*	Ba3/BB	819,182

2,145,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	NR/AAA	2,162,160

1,885,000	Georgia Housing & Finance Authority (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	1,984,038

2,500,000	Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project), 6.40% due 7/1/2014	NR/A-	2,600,750

1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa/AA+	1,215,950

1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022	Aaa/AAA	1,854,755

1,500,000	Henry County School District, GA GOs, 6.45% due 8/1/2011	Aa3/AA-	1,777,830

1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project),
	5 1 / 4 % due 10/1/2027	Aaa/AAA	1,547,550

500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1 / 4 % due 7/1/2018	A1/AA	598,460

2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027	Aa3/AA	2,638,900

2,500,000	Private Colleges & Universities Authority Rev., GA (Agnes Scott College Project), 5 5 / 8 % due 6/1/2023	A1/AA	2,554,450

1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3 / 8 % due 10/1/2029	Baa1/NR	1,002,370

1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1 / 2 % due 11/1/2015††	Aaa/AAA	1,863,960

1,500,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa/AAA	1,605,735

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	1,051,220

Total Municipal Bonds (Cost $33,818,813) — 91.4%			35,475,402

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Georgia Series (continued)

Face		Ratings	Market
Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

$200,000	Collier County, FL Health Facility Authority Hospital Rev. (Cleveland Clinic Health System) due 1/1/2033	VMIG 1/A-1	$200,000

800,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project) due 11/1/2014	P-1/A-1+	800,000

300,000	New York City, NY GOs due 10/1/2021	VMIG 1/A-1+	300,000

1,500,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1	1,500,000

Total Variable Rate Demand Notes (Cost $2,800,000) — 7.2%			2,800,000

Total Investments (Cost $36,618,813) — 98.6%			38,275,402

Other Assets Less Liabilities — 1.4%			525,911

Net Assets—100.0%			$38,801,313

Louisiana Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3 / 4 % due 12/1/2026*	Aa3/AA-	$2,576,850

1,190,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa/NR	1,204,340

2,000,000	East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev., 5.90% due 2/1/2018Ø	Aaa/AAA	2,193,840

2,000,000	Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.), 6% due 12/1/2024*	Aa2/NR	2,019,380

2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa/AAA	2,013,020

1,000,000	Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021	Aaa/AAA	1,034,880

2,290,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa/AAA	2,553,854

2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project),
	5% due 7/1/2025	Aaa/AAA	2,513,400

2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5 / 8 % due 10/1/2016	Aaa/AAA	2,820,150

2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3 / 4 % due 2/15/2021	Aaa/AAA	2,558,400

1,500,000	Louisiana State GOs, 5% due 4/15/2018	Aaa/AAA	1,571,235

2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa/AAA	2,363,130

2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3 / 4 % due 5/15/2021	Aaa/AAA	2,680,625

150,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1 / 2 % due 4/1/2006	NR/NR	150,391

1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa/AAA	1,254,887

2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa/AAA	2,632,875

1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project),
	6.20% due 5/1/2023*	Baa2/BBB	1,249,200

755,000	Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev., 7.15% due 7/1/2016	Aaa/AAA	769,874

2,500,000	Shreveport, LA Airport System Rev., 5 3 / 8 % due 1/1/2024*	Aaa/AAA	2,551,375

2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa/AAA	2,606,125

1,555,000	Shreveport, LA GOs, 7 1 / 2 % due 4/1/2006††	Aaa/AAA	1,811,233

1,705,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1 / 4 % due 12/1/2010††	Aaa/AAA	2,045,659

2,500,000	Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks Medical Center), 6 1 / 4 % due 2/1/2024	Aaa/AAA	2,631,500

Total Municipal Bonds (Cost $42,881,341) — 95.9%			45,806,223

Variable Rate Demand Notes (Cost $1,100,000) — 2.3%			1,100,000

Total Investments (Cost $43,981,341) — 98.2%			46,906,223

Other Assets Less Liabilities — 1.8%			837,289

Net Assets—100.0%			$47,743,512

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Maryland Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,340,000	Anne Arundel County, MD GOs, 5 1 / 8 % due 2/1/2027	Aa1/AA+	$1,377,681

3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2/BBB+	3,096,420

2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3 / 8 % due 10/15/2006	Aaa/AAA	2,309,500

2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1 / 2 % due 10/1/2011	Aa3/AA-	2,560,300

2,000,000	Baltimore, MD Project and Refunding Rev. (Water Projects), 5 1 / 2 % due 7/1/2026Ø	Aaa/AAA	2,311,940

2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1 / 8 % due 7/1/2042	Aaa/AAA	2,039,100

1,500,000	Frederick County, MD GOs, 4.20% due 11/1/2017	Aa2/AA	1,511,745

1,000,000	Howard County, MD Metropolitan District Project GOs, 5 1 / 2 % due 8/15/2022	Aaa/AAA	1,024,080

1,605,000	Maryland Community Development Administration Dept. of Housing & Community Development
	(Residential Rev.), 6.15% due 9/1/2032*	Aa2/NR	1,701,380

2,385,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project),
	5 1 / 2 % due 10/15/2025*	Aa2/AA	2,480,448

1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1 / 8 % due 7/1/2028	Aaa/AAA	1,533,120

2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1/NR	2,353,905

2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3 / 4 % due 7/1/2019††	Aaa/AAA	2,789,024

2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2/AA	2,005,200

2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3 / 4 % due 7/1/2026	Aaa/AAA	2,152,880

2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), 5 1 / 8 % due 7/1/2021	A1/A+	2,014,820

2,000,000	Maryland Transportation Authority Rev. (Baltimore/Washington International Airport Project), 6 1 / 4 % due 7/1/2014*	Aaa/AAA	2,141,280

1,390,000	Montgomery County, MD Housing Opportunities Commission Rev., 6.20% due 7/1/2026*	Aa2/NR	1,431,158

450,000	Morgan State University (A Public Higher Education Institution of the State of Maryland), 5% due 7/1/2032	Aaa/AAA	461,587

2,000,000	Northeast Maryland Waste Disposal Authority Solid Waste Rev. (Montgomery County Resource Recovery Project),
	6.30% due 7/1/2016*Ø	A2/NR	2,060,160

1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1 / 4 % due 7/1/2031	Baa1/A-	1,825,889

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	1,065,940

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3 / 8 % due 7/1/2036	Baa1/A	1,034,160

Total Municipal Bonds (Cost $40,677,187) — 86.5%			43,281,717

	Variable Rate Demand Notes

1,000,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	1,000,000

1,500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	1,500,000

1,800,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1	1,800,000

1,000,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	1,000,000

500,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1/A-1+	500,000

Total Variable Rate Demand Notes (Cost $5,800,000) — 11.6%			5,800,000

Total Investments (Cost $46,477,187) — 98.1%			49,081,717

Other Assets Less Liabilities — 1.9%			953,653

Net Assets—100.0%			$50,035,370

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Massachusetts Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1 / 4 % due 11/1/2019	Aa3/AA-	$4,447,160

1,500,000	Martha’s Vineyard Land Bank Rev., 5% due 5/1/2032	Aaa/AAA	1,528,500

5,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5 3 / 4 % due 3/1/2026	Aa2/AA	5,428,950

500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Science),
	5 3 / 4 % due 7/1/2033	NR/BBB	494,715

4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5 3 / 4 % due 1/1/2042	Aaa/AAA	4,563,000

4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa/AAA	4,761,160

5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018	Aaa/AAA	5,476,050

5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3 / 8 % due 7/1/2024	Aaa/AAA	5,151,750

5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3 / 4 % due 7/1/2029	A2/A	5,045,250

3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3 / 4 % due 7/1/2019	Aa1/AA+	3,904,880

5,000,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1 / 2 % due 7/1/2030*	Aaa/AAA	5,149,850

2,435,000	Massachusetts Housing Finance Agency Rev. (Single Family Housing), 5 1 / 2 % due 12/1/2030*	Aaa/AAA	2,500,014

2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7 / 8 % due 7/1/2017*	Aaa/AAA	2,222,080

3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5 / 8 % due 3/1/2026	Aaa/AAA	3,224,010

3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3 / 8 % due 9/1/2023Ø	Aaa/AAA	4,057,445

2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1 / 4 % due 7/1/2027	Aaa/AAA	2,063,520

2,000,000	Massachusetts Port Authority Rev., 5% due 7/1/2028*	Aaa/AAA	1,991,320

4,500,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3 / 4 % due 7/1/2039*	Aaa/AAA	4,870,395

2,500,000	Massachusetts State Consolidated Loan GOs, 5 7 / 8 % due 2/1/2020ø	Aa2/AAA	2,918,500

1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1 / 2 % due 8/1/2029	Aaa/AAA	1,057,970

4,500,000	Massachusetts Water Resources Authority Rev., 5 3 / 4 % due 8/1/2039	Aaa/AAA	4,942,845

4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	4,263,760

2,500,000	Route 3 North Transportation Improvement Association, Massachusetts Lease Rev., 5 3 / 8 % due 6/15/2033Ø	Aaa/AAA	2,851,975

Total Municipal Bonds (Cost $74,614,256) — 91.9%			82,915,099

	Variable Rate Demand Notes

100,000	Collier County, FL Health Facility Authority Hospital Rev. (Cleveland Clinic Health System) due 1/1/2033	VMIG 1/A-1	100,000

2,800,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project) due 11/1/2014	P-1/A-1+	2,800,000

500,000	Massachusetts State Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1/NR	500,000

1,300,000	New York City, NY GOs due 8/15/2003	NR/A-1+	1,300,000

600,000	New York City, NY GOs due 10/1/2021	VMIG 1/A-1+	600,000

500,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	500,000

500,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1	500,000

Total Variable Rate Demand Notes (Cost $6,300,000) — 7.0%			6,300,000

Total Investments (Cost $80,914,256) — 98.9%			89,215,099

Other Assets Less Liabilities — 1.1%			956,597

Net Assets—100.0%			$90,171,696

ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Michigan Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5 / 8 % due 6/1/2030	Aaa/AAA	$1,362,458

2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1 / 4 % due 7/1/2021*	Aaa/AAA	2,049,920

5,000,000	Detroit, MI GOs, 5 1 / 2 % due 4/1/2016	Aaa/AAA	5,561,100

1,455,000	Detroit, MI Water Supply System Rev., 6 1 / 4 % due 7/1/2012††	Aaa/AAA	1,534,065

3,000,000	Forest Hills, MI Public Schools GOs, 5 1 / 2 % due 5/1/2021	Aa2/NR	3,232,890

2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa/NR	2,008,060

2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1 / 2 % due 5/15/2028	Aaa/NR	2,597,200

1,850,000	Kent County, MI Airport Rev., 5% due 1/1/2028*	Aaa/AAA	1,836,865

3,000,000	Kent County, MI Airport Rev., 6.10% due 1/1/2025*ø	Aaa/AAA	3,290,310

3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3/AA+	3,262,560

3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019	Aaa/AAA	3,627,357

1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1 / 2 % due 6/1/2027	Aaa/AAA	1,056,480

3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa1/AA+	3,069,000

2,380,000	Michigan State Comprehensive Transportation Improvement Rev. (Ports, Airport & Marina Improvements),
	5 1 / 4 % due 5/15/2020	Aaa/AAA	2,537,913

1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aaa/AAA	1,767,892

3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aaa/AAA	3,754,744

6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1 / 8 % due 11/15/2026Ø	Aa2/AAA	7,215,240

5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3 / 4 % due 8/15/2026††	Aa2/AA-	5,812,012

4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1 / 8 % due 8/15/2025	Aaa/AAA	4,054,880

5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036	Aaa/AAA	5,566,650

4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	NR/AA+	4,197,640

6,000,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	A3/BBB	6,200,820

5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa/AAA	5,081,800

6,300,000	Oxford, MI Area Community Schools GOs, 5 1 / 2 % due 5/1/2021	Aaa/AAA	6,844,761

2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1 / 2 % due 10/1/2040	Aaa/AAA	2,701,800

3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1 / 4 % due 1/1/2020	Aa3/AA-	3,046,320

2,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1 / 4 % due 11/15/2035	Aaa/AAA	2,044,400

5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1 / 2 % due 5/1/2022	Aaa/AAA	5,328,300

5,000,000	Western Michigan State University Rev., 5 1 / 8 % due 11/15/2022	Aaa/AAA	5,112,500

Total Municipal Bonds (Cost $97,402,842) — 84.9%			105,755,937

	Variable Rate Demand Notes

100,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	100,000

2,000,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University) due 7/1/2036	VMIG 1/A-1+	2,000,000

1,300,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University) due 7/1/2036	VMIG 1/A-1+	1,300,000

900,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	900,000

1,800,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	1,800,000

250,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	250,000

3,200,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1+	3,200,000

2,600,000	New York City, NY GOs due 8/1/2015	VMIG 1/A-1+	2,600,000

1,500,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1/A-1+	1,500,000

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Michigan Series (continued)

Face		Ratings	Market
Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

$3,500,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	$3,500,000

Total Variable Rate Demand Notes (Cost $17,150,000) — 13.8%			17,150,000

Total Investments (Cost $114,552,842) — 98.7%			122,905,937

Other Assets Less Liabilities — 1.3%			1,650,359

Net Assets—100.0%			$124,556,296

Minnesota Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5 1 / 8 % due 2/1/2017	Aa1/NR	$2,517,438

2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR/NR	1,921,120

3,545,000	Fridley, MN Independent School District GOs, 5.35% due 2/1/2021	Aaa/AAA	3,609,732

5,000,000	Minneapolis - Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children’s Health Care),
	5 1 / 2 % due 8/15/2025	Aaa/AAA	5,210,150

5,000,000	Minneapolis - Saint Paul, MN Metropolitan Airports Commission Rev., 5 3 / 4 % due 1/1/2032	Aaa/AAA	5,430,450

4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1 / 4 % due 12/1/2024	Aa2/AA	4,854,370

2,000,000	Minneapolis, MN Special School District GOs, 5% due 2/1/2014	Aa1/AA+	2,143,260

1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project),
	5.15% due 12/1/2022	Aaa/AAA	1,219,450

75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project),
	5.15% due 12/1/2022ø	Aaa/AAA	85,991

2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022	A3/NR	2,052,760

2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1 / 4 % due 4/1/2029	A2/NR	2,530,925

1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3 / 8 % due 10/1/2032	Baa1/NR	1,011,490

2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2/NR	2,846,928

1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2/NR	1,827,256

380,000	Minnesota Housing Finance Agency Rev. (Single Family Mortgage), 5.65% due 7/1/2022*	Aa1/AA+	385,890

2,000,000	Minnesota Public Facilities Authority Water Pollution Control Rev., 6 1 / 4 % due 3/1/2015ø	Aaa/AAA	2,185,580

5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aaa/AAA	5,504,700

4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa/AAA	4,610,200

5,000,000	North Saint Paul - Maplewood, MN Independent School District GOs, 5 1 / 8 % due 2/1/2025	Aa1/AA+	5,086,050

2,000,000	Northfield, MN Independent School District GOs, 5 1 / 4 % due 2/1/2017	Aa1/NR	2,121,220

3,000,000	Rochester, MN Electric Utility Rev., 5 1 / 4 % due 12/1/2024	Aaa/AAA	3,126,570

1,000,000	Rochester, MN Electric Utility Rev., 5 1 / 4 % due 12/1/2030	Aaa/AAA	1,038,910

2,575,000	Rochester, MN Independent School District GOs, 5 5 / 8 % due 2/1/2016ø	Aa1/AA+	2,844,294

2,715,000	Rochester, MN Independent School District GOs, 5 5 / 8 % due 2/1/2017ø	Aa1/AA+	2,998,935

3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7 / 8 % due 5/1/2030	Aaa/NR	4,070,362

7,640,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6 3 / 8 % due 1/1/2016††	Aaa/AAA	8,976,924

Total Municipal Bonds (Cost $73,953,658) — 80.2%			80,210,955

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Minnesota Series (continued)

Face		Ratings	Market
Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

$900,000	Beltrami County, MN Environmental Control Revenue (Northwood Panel Board) due 12/1/2021	NR/A-1	$900,000

4,300,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project) due 7/1/2017*	P-1/A-1+	4,300,000

1,700,000	Massachusetts State Water Resource Authority Rev. due 8/1/2020	VMIG 1/A-1+	1,700,000

3,800,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	3,800,000

4,100,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	4,100,000

1,600,000	New York State Energy Research & Development Authority Pollution Control Rev. (Niagara Mohawk Power Corporation)
	due 7/1/2027*	NR/A-1+	1,600,000

2,400,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	2,400,000

Total Variable Rate Demand Notes (Cost $18,800,000) — 18.8%			18,800,000

Total Investments (Cost $92,753,658) — 99.0%			99,010,955

Other Assets Less Liabilities — 1.0%			1,046,639

Net Assets— 100.0%			$100,057,594

Missouri Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa/AAA	$2,107,900

1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3 / 4 % due 3/1/2022	Aaa/AAA	1,623,075

2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper
	Products Project), 5.20% due 3/15/2029*	Aa3/AA-	2,084,540

65,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3 / 8 % due 3/1/2006	Aaa/AAA	66,679

280,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa/AAA	286,796

1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1 / 8 % due 5/1/2026	Aa1/AA+	1,800,890

1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund
	Program), 5% due 7/1/2023	Aaa/NR	1,033,460

185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund
	Program), 6.55% due 7/1/2014	Aaa/NR	189,468

2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company
	Project), 5.45% due 10/1/2028*	A1/A-	2,556,000

2,000,000	Missouri State GOs, 5 5 / 8 % due 4/1/2017Ø	Aaa/AAA	2,207,940

2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1 / 4 % due 6/1/2015	Aaa/AAA	2,780,725

1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1 / 4 % due 6/1/2028	Aaa/AAA	1,540,740

2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa/AAA	2,458,392

1,210,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan
	Program), 5.90% due 9/1/2028*	NR/AAA	1,243,311

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	1,051,220

2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3 / 4 % due 10/15/2016††	Aa2/NR	2,345,780

1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	NR/AA+	1,701,585

1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa/NR	1,020,880

1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc.
	Project), 6.65% due 5/1/2016	A1/A+	1,873,860

1,500,000	St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold Improvement Rev., 5.95% due 2/15/2016ø	Aaa/AAA	1,706,505

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Missouri Series (continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,750,000	University of Missouri Health Facilities Authority Rev., 5 1 / 2 % due 11/1/2023	Aa2/AA+	$1,777,860

Total Municipal Bonds (Cost $30,786,397) — 88.6%			33,457,606

	Variable Rate Demand Notes

$700,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University) due 7/1/2036	VMIG 1/A-1+	700,000

1,000,000	New York City, NY GOs Subseries E5 due 8/1/2017	VMIG 1/A-1+	1,000,000

600,000	New York State Energy Research & Development Authority Pollution Control Rev. (Niagara Mohawk Power Corporation)
	due 7/1/2027*	NR/A-1+	600,000

1,500,000	University Athletic Association Inc. (University of Florida Stadium Project) due 2/1/2020	VMIG 1/NR	1,500,000

Total Variable Rate Demand Notes (Cost $3,800,000) — 10.0%			3,800,000

Total Investments (Cost $34,586,397) — 98.6%			37,257,606

Other Assets Less Liabilities — 1.4%			521,993

Net Assets—100.0%			$37,779,599

New York Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3 / 8 % due 7/1/2031	Aaa/NR	$2,627,125

2,500,000	Long Island Power Authority, NY Electric Systems General Rev., 5 1 / 2 % due 12/1/2029	Baa1/A-	2,539,350

2,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 11/15/2031	Aaa/AAA	2,026,460

1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa/AAA	1,117,470

2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1 / 8 % due 1/1/2029	A3/AA-	3,007,466

2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1 / 4 % due 8/1/2036	Aa3/AA	2,323,080

5,000	New York City, NY GOs, 7 1 / 4 % due 8/15/2024	A2/A	5,020

1,115,000	New York City, NY GOs, 6 1 / 4 % due 4/15/2027	A2/A	1,224,170

225,000	New York City, NY GOs, 6 1 / 4 % due 4/15/2027Ø	Aaa/A	263,444

2,925,000	New York City, NY GOs, 6% due 5/15/2030	A2/A	3,125,333

4,000,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev., 5 1 / 2 % due 6/15/2033	Aa2/AA	4,270,600

4,495,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 2/1/2031	Aa2/AA+	4,536,444

1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1 / 8 % due 7/1/2031	Aaa/AAA	1,032,270

2,000,000	New York State Dormitory Authority Rev. (Fordham University), 5 3 / 4 % due 7/1/2015	Aaa/AAA	2,136,920

3,500,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3 / 4 % due 8/15/2022	A3/AA-	3,773,175

4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1 / 2 % due 7/1/2018	Aaa/AAA	4,409,680

2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa/AAA	2,025,940

2,000,000	New York State Dormitory Authority Rev. (Skidmore College), 5 3 / 8 % due 7/1/2023	Aaa/AAA	2,058,060

1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3 / 8 % due 7/1/2025	Aaa/AAA	1,551,735

1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa/AAA	1,265,925

4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1 / 2 % due 1/1/2021	Aaa/AAA	4,257,520

1,390,000	New York State Environmental Facilities Corporation Pollution Control Rev. (State Water–Revolving Fund),
	6.90% due 11/15/2015Ø	Aaa/AAA	1,545,235

120,000	New York State Environmental Facilities Corporation Pollution Control Rev. (State Water–Revolving Fund),
	6.90% due 11/15/2015	Aaa/AAA	131,914

ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

New York Series (continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,490,000	New York State Environmental Facilities Corporation Pollution Control Rev. (State Water–Revolving Fund),
	6.90% due 11/15/2015ø	Aaa/AAA	$1,656,403

3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3 / 4 % due 8/15/2017*	A2/NR	3,217,470

3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024Ø	A1/AA	3,339,750

990,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1 / 2 % due 10/1/2028*	Aa1/NR	1,021,680

1,000,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1/NR	1,038,170

2,000,000	New York State Thruway Authority Service Contract Rev., 6 1 / 4 % due 4/1/2014ø	A3/AA-	2,236,360

2,000,000	New York State Urban Development Corporation (State Personal Income Tax Rev.), 5 1 / 4 % due 3/15/2032	A1/AA	2,070,740

1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment),
	5% due 3/15/2033	NR/AA	1,008,560

4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project),
	5 3 / 4 % due 3/1/2024*	Aa2/AA	4,578,440

2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1 / 8 % due 6/1/2094	A1/AA-	2,630,092

500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	525,610

2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project),
	5 1 / 8 % due 8/1/2029	A1/A+	2,519,225

2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project),
	5 1 / 2 % due 7/1/2029	A3/NR	2,325,105

1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1 / 2 % due 1/1/2030Ø	Aa3/AAA	2,056,590

2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3/AA-	2,524,525

4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa/AAA	4,361,040

Total Municipal Bonds (Cost $82,069,160) — 94.3%			88,364,096

Variable Rate Demand Notes (Cost $4,100,000) — 4.4%			4,100,000

Total Investments (Cost $86,169,160) — 98.7%			92,464,096

Other Assets Less Liabilities — 1.3%			1,221,436

Net Assets—100.0%			$93,685,532

Ohio Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa/AAA	$2,517,278

2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1 / 8 % due 4/1/2017	Aaa/AAA	2,137,400

3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1/AA+	4,093,524

4,000,000	Cleveland, OH Airport System Rev., 5 1 / 8 % due 1/1/2027*	Aaa/AAA	4,023,480

5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa/AAA	5,073,100

85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3 / 4 % due 1/1/2021	Aaa/AAA	94,002

3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3 / 4 % due 1/1/2021ø	Aaa/AAA	4,417,255

2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa/AAA	2,784,150

4,500,000	Columbus, OH Municipal Airport Authority Rev. (Port Columbus International Airport Project), 6% due 1/1/2020*	Aaa/AAA	4,712,445

7,000,000	Franklin County, OH GOs, 5 3 / 8 % due 12/1/2020	Aaa/AAA	7,641,900

1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029	Aa2/NR	1,247,813

4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5 1 / 4 % due 5/1/2031	Aaa/NR	4,140,040

Ø *	Pre-refunded security. Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Ohio Series (continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,500,000	Hamilton County, OH Sewer System Rev., 5 1 / 2 % due 12/1/2017	Aaa/AAA	$2,732,875

2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa/AAA	2,038,420

6,500,000	Ohio Air Quality Development Authority Rev. (JMG Project), 6 3 / 8 % due 1/1/2029*	Aaa/AAA	7,029,165

3,275,000	Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), 6.10% due 9/1/2028*	Aaa/NR	3,445,758

2,475,000	Ohio Housing Finance Agency Residential Mortgage Rev., 5.40% due 9/1/2029*	Aaa/NR	2,529,153

2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/1/2030*	Baa1/BBB	2,512,075

4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa/AAA	4,190,680

1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1/A+	1,060,870

1,000,000	Ohio State University (General Receipts Bonds), 5 1 / 8 % due 12/1/2031	Aa2/AA	1,026,550

3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029	Aa2/AA	3,308,700

5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3 / 8 % due 12/1/2024	Aaa/AAA	5,208,350

4,000,000	Ohio State Water Development Authority Rev. (Dayton Power & Light Co. Project), 6.40% due 8/15/2027	A2/BBB	4,065,640

7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1 / 8 % due 12/1/2023	Aaa/AAA	7,715,475

1,520,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3 / 8 % due 12/1/2010††	Aaa/AAA	1,890,181

2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C.
	Project — Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A1/A+	2,618,525

1,500,000	Ohio Turnpike Authority Rev., 5 1 / 4 % due 2/15/2031	Aaa/AAA	1,551,690

3,000,000	Ohio Turnpike Commission Rev., 5 1 / 2 % due 2/15/2026	Aaa/AAA	3,365,670

2,050,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/1/2005††	Aaa/AAA	2,272,671

4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	4,263,760

2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1 / 2 % due 10/1/2040	Aaa/AAA	2,701,800

2,500,000	Twinsburg City School District, OH School Improvement GOs, 5.90% due 12/1/2021	Aaa/AAA	2,840,375

2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1 / 8 % due 6/1/2030	Aaa/AAA	2,354,855

Total Municipal Bonds (Cost $105,558,774) — 87.3%			113,605,625

	Variable Rate Demand Notes

4,000,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	4,000,000

2,100,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project) due 11/1/2014	P-1/A-1+	2,100,000

3,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	3,000,000

800,000	New York City, NY GOs due 8/1/2016	VMIG 1/A-1+	800,000

1,700,000	New York City, NY GOs due 8/15/2003	NR/A-1+	1,700,000

500,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1/A-1+	500,000

2,600,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	2,600,000

300,000	New York State Energy Research & Development Authority Pollution Control Rev.
	(New York State Electric & Gas Company) due 2/1/2029	VMIG 1/A-1+	300,000

Total Variable Rate Demand Notes (Cost $15,000,000) — 11.5%			15,000,000

Total Investments (Cost $120,558,774) — 98.8%			128,605,625

Other Assets Less Liabilities — 1.2%			1,568,794

Net Assets—100.0%			$130,174,419

††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Oregon Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1 / 8 % due 10/1/2028	NR/A-	$1,956,840

2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa/AAA	2,260,260

1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1 / 4 % due 2/15/2018	Aa3/AA	1,548,090

1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1 / 4 % due 5/1/2021	Aa3/AA	1,020,220

2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	NR/A-	2,286,820

1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa/AAA	1,021,530

1,060,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aa1/AA-	1,067,579

1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa/AAA	1,316,250

1,750,000	Multnomah County, OR School District GOs, 5 1 / 2 % due 6/1/2015ø	A1/A	1,952,983

2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aa1/AA-	2,028,920

2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa/AAA	2,039,420

1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa/AAA	1,186,540

2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1 / 8 % due 11/15/2026	Aa1/AA+	2,066,960

1,000,000	Oregon Department of Transportation Regional Light Rail Extension Rev., 6.20% due 6/1/2008ø	Aaa/AAA	1,078,520

1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa/AAA	1,019,260

1,250,000	Oregon Health Sciences University Rev., 5 1 / 4 % due 7/1/2028	Aaa/AAA	1,271,562

2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1 / 4 % due 10/1/2023	Baa1/NR	1,934,220

2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3 / 8 % due 7/1/2025	NR/AA-	2,565,825

2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev. (Assisted or
	Insured Multi-Unit Program), 5 3 / 4 % due 7/1/2012	Aa2/A+	2,042,900

1,185,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program),
	6 1 / 4 % due 7/1/2029*	Aa2/NR	1,257,723

2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aa2/NR	2,068,460

2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1 / 2 % due 1/1/2026	Aaa/AAA	2,656,825

855,000	Oregon State GOs (Veterans’ Welfare), 5 7 / 8 % due 10/1/2018	Aa3/AA	894,903

500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3/AA	619,660

1,500,000	Port of Portland, OR International Airport Rev., 5 5 / 8 % due 7/1/2026*	Aaa/AAA	1,581,120

500,000	Port of Portland, OR International Airport Rev., 5 3 / 4 % due 7/1/2025*	Aaa/AAA	535,960

950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa/AAA	1,177,440

2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa/AAA	2,149,120

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	1,051,220

1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3 / 8 % due 7/1/2036	Baa1/A	1,551,240

1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa/AAA	1,033,200

2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	NR/AA-	2,040,660

695,000	Tualatin Development Commission, OR (Urban Renewal & Redevelopment), 7 3 / 8 % due 1/1/2007	Baa1/NR	704,855

1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1 / 2 % due 3/1/2032	Aa2/AA	1,020,430

500,000	Virgin Islands Public Finance Authority Rev., 5 1 / 2 % due 10/1/2022	NR/BBB-	503,355

2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2/NR	2,403,913

Total Municipal Bonds (Cost $51,394,879) — 87.8%			54,914,783

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

Oregon Series (continued)

Face		Ratings	Market
Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

$1,000,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	$1,000,000

900,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University) due 7/1/2036	VMIG 1/A-1+	900,000

500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	500,000

400,000	New York City, NY GOs due 10/1/2021	VMIG 1/A-1+	400,000

1,100,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1	1,100,000

600,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	600,000

2,000,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	2,000,000

Total Variable Rate Demand Notes (Cost $6,500,000) — 10.4%			6,500,000

Total Investments (Cost $57,894,879) — 98.2%			61,414,783

Other Assets Less Liabilities — 1.8%			1,128,924

Net Assets— 100.0%			$62,543,707

South Carolina Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1 / 4 % due 6/1/2023	Aaa/AAA	$1,675,725

5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa/NR	5,204,900

6,000,000	Darlington County, SC Industrial Development Rev. (Nucor Corporation Project), 5 3 / 4 % due 8/1/2023*	A1/A+	6,108,060

2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A2/A-	2,585,950

1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2/BBB	1,073,250

3,000,000	Greenville Hospital System, SC Hospital Facilities Rev., 5 1 / 2 % due 5/1/2016	Aa3/AA	3,062,340

2,000,000	Greenville Hospital System, SC Hospital Facilities Rev., 5 1 / 4 % due 5/1/2023	Aa3/AA	2,024,800

3,000,000	Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital), 5 7 / 8 % due 10/1/2017	Aaa/AAA	3,120,810

2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1 / 2 % due 11/1/2032	A2/A	2,019,080

2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1 / 8 % due 11/1/2026	Aaa/AAA	2,029,400

1,500,000	North Charleston Sewer District, SC Rev., 6 3 / 8 % due 7/1/2012	Aaa/AAA	1,824,915

1,250,000	Piedmont Municipal Power Agency, SC Electric Rev., 6 1 / 4 % due 1/1/2021	Aaa/AAA	1,501,650

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	1,065,940

2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority
	Higher Education Rev. (InterAmericanUniversity of Puerto Rico Project), 5% due 10/1/2022	Aaa/AAA	2,589,775

1,000,000	Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project), 7 1 / 8 % due 9/1/2021*	Baa2/BBB	1,007,830

2,000,000	Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project), 7.45% due 4/1/2021*	Baa2/BBB	2,030,880

4,000,000	Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2030	Aaa/AAA	4,070,760

3,000,000	South Carolina Jobs — Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.),
	5 1 / 4 % due 2/1/2018	NR/AA-	3,110,670

4,000,000	South Carolina Jobs — Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.),
	5 5 / 8 % due 11/15/2030	A3/A-	4,033,720

5,000,000	South Carolina Public Service Authority Rev., 5 7 / 8 % due 1/1/2023	Aaa/AAA	5,546,050

4,300,000	South Carolina State Housing Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa/NR	4,369,789

1,705,000	South Carolina State Housing Finance & Development Authority Rental Housing Rev. (North Bluff Project),
	5.60% due 7/1/2016	NR/AA	1,715,554

1,000,000	South Carolina State Housing Finance & Development Authority Rev. (Multi-Family Development),
	6 7 / 8 % due 11/15/2023	Aaa/NR	1,019,100

* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments (unaudited)

March 31, 2003

South Carolina Series (continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa/AAA	$5,098,400

5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3 / 8 % due 10/1/2024	Aaa/AAA	5,233,750

2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa/AAA	2,533,450

3,000,000	University of South Carolina Rev., 5 3 / 4 % due 6/1/2026	Aaa/AAA	3,275,970

Total Municipal Bonds (Cost $74,507,469) — 87.8%			78,932,518

	Variable Rate Demand Notes

3,250,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	3,250,000

2,950,000	Illinois Health Facility Authority Rev. University of Chicago Hospital due 8/15/2026	VMIG 1/A-1+	2,950,000

500,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2029	VMIG 1/A-1+	500,000

1,000,000	Lincoln County, WY Pollution Control Rev. Series C (Exxon Project) due 11/1/2014	P-1/A-1+	1,000,000

400,000	Lincoln County, WY Pollution Control Rev. Series D (Exxon Project) due 11/1/2014	P-1/A-1+	400,000

600,000	New York City, NY GOs due 8/1/2018	VMIG 1/A-1+	600,000

2,600,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1+	2,600,000

Total Variable Rate Demand Notes (Cost $11,300,000) — 12.6%			11,300,000

Total Investments (Cost $85,807,469) — 100.4%			90,232,518

Other Assets Less Liabilities — (0.4)%			(348,354)

Net Assets— 100.0%			$89,884,164

* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

March 31, 2003

	National	Colorado	Georgia	Louisiana	Maryland	Massachusetts	Michigan
	Series	Series	Series	Series	Series	Series	Series

Assets:

Investments, at value (see portfolios of investments):

Long-term holdings	$89,573,972	$36,063,555	$35,475,402	$45,806,223	$43,281,717	$82,915,099	$105,755,937

Short-term holdings	8,700,000	2,300,000	2,800,000	1,100,000	5,800,000	6,300,000	17,150,000

	98,273,972	38,363,555	38,275,402	46,906,223	49,081,717	89,215,099	122,905,937

Cash	100,828	59,275	64,340	27,761	200,232	189,768	97,957

Interest receivable	1,310,091	596,538	582,995	809,642	714,085	988,121	1,911,827

Receivable for Capital Stock sold	30,337	—	244	87,584	—	23,865	6,926

Expenses prepaid to shareholder service agent	15,899	5,737	5,673	7,809	8,396	16,110	23,168

Receivable for securities sold	—	—	—	65,000	312,489	—	—

Other	5,068	2,756	5,342	6,986	6,123	2,609	6,080

Total Assets	99,736,195	39,027,861	38,933,996	47,911,005	50,323,042	90,435,572	124,951,895

Liabilities:

Dividends payable	156,105	58,303	61,499	76,027	72,374	132,434	170,908

Payable for Capital Stock repurchased	92,413	—	24,068	37,945	161,955	46,510	118,182

Management fee payable	42,193	16,552	16,588	20,723	21,328	38,390	52,915

Distribution and service fees payable	15,286	3,556	4,817	5,054	6,003	10,364	12,277

Accrued expenses and other	37,376	26,207	25,711	27,744	26,012	36,178	41,317

Total Liabilities	343,373	104,618	132,683	167,493	287,672	263,876	395,599

Net Assets	$99,392,822	$38,923,243	$38,801,313	$47,743,512	$50,035,370	$90,171,696	$124,556,296

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$11,163	$5,057	$4,594	$5,565	$5,848	$10,256	$14,065

Class C	767	25	83	89	56	374	136

Class D	520	60	218	107	292	195	249

Additional paid-in capital	97,713,580	36,883,944	37,082,238	44,582,593	47,347,332	81,662,211	115,762,721

Undistributed net investment income	96,569	67,247	64,760	144,345	79,032	194,827	186,360

Undistributed/accumulated net realized gain (loss)	(2,944,630)	(105,974)	(7,169)	85,931	(1,720)	2,990	239,670

Net unrealized appreciation of investments	4,514,853	2,072,884	1,656,589	2,924,882	2,604,530	8,300,843	8,353,095

Net Assets	$99,392,822	$38,923,243	$38,801,313	$47,743,512	$50,035,370	$90,171,696	$124,556,296

Net Assets:

Class A	$89,115,668	$38,280,243	$36,410,827	$46,115,091	$47,223,459	$85,434,863	$121,236,255

Class C	$6,125,058	$185,756	$662,390	$741,076	$452,527	$3,112,210	$1,174,142

Class D	$4,152,096	$457,244	$1,728,096	$887,345	$2,359,384	$1,624,623	$2,145,899

Shares of Capital Stock Outstanding:

Class A	11,163,340	5,056,701	4,593,747	5,565,219	5,847,510	10,256,153	14,064,617

Class C	767,107	24,564	83,374	89,456	55,959	373,712	136,332

Class D	519,997	60,463	217,514	107,113	291,756	195,081	249,169

Net Asset Value Per Share:

Class A	$7.98	$7.57	$7.93	$8.29	$8.08	$8.33	$8.62

Class C	$7.98	$7.56	$7.94	$8.28	$8.09	$8.33	$8.61

Class D	$7.98	$7.56	$7.94	$8.28	$8.09	$8.33	$8.61

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2003

	Minnesota	Missouri	New York	Ohio	Oregon	South Carolina
	Series	Series	Series	Series	Series	Series

Assets:

Investments, at value (see portfolios of investments):

Long-term holdings	$80,210,955	$33,457,606	$88,364,096	$113,605,625	$54,914,783	$78,932,518

Short-term holdings	18,800,000	3,800,000	4,100,000	15,000,000	6,500,000	11,300,000

	99,010,955	37,257,606	92,464,096	128,605,625	61,414,783	90,232,518

Cash	20,438	92,276	185,760	49,508	30,523	209,654

Interest receivable	1,222,310	571,190	1,278,602	1,755,771	922,755	1,313,689

Receivable for Capital Stock sold	12,664	—	90,296	122,885	24,282	190

Expenses prepaid to shareholder service agent	15,523	4,526	16,320	23,368	9,994	16,716

Receivable for securities sold	—	—	—	—	740,937	—

Other	4,885	4,454	4,147	8,178	7,999	6,873

Total Assets	100,286,775	37,930,052	94,039,221	130,565,335	63,151,273	91,779,640

Liabilities:

Dividends payable	126,239	52,813	139,694	184,837	88,157	125,035

Payable for Capital Stock repurchased	15,000	55,476	122,769	92,596	456,647	17,191

Management fee payable	42,592	16,115	39,776	55,372	27,360	38,270

Distribution and service fees payable	9,621	3,458	15,088	12,422	8,155	14,321

Payable for securities purchased	—	—	—	—	—	1,656,893

Accrued expenses and other	35,729	22,591	36,362	45,689	27,247	43,766

Total Liabilities	229,181	150,453	353,689	390,916	607,566	1,895,476

Net Assets	$100,057,594	$37,779,599	$93,685,532	$130,174,419	$62,543,707	$89,884,164

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$12,438	$4,688	$9,908	$15,624	$7,360	$9,740

Class C	73	11	914	170	214	607

Class D	220	64	379	177	320	628

Additional paid-in capital	93,953,042	34,957,615	87,234,090	121,619,151	58,818,213	84,787,964

Undistributed net investment income	324,955	95,120	63,662	271,170	165,845	215,968

Undistributed/accumulated net realized gain (loss)	(490,431)	50,892	81,643	221,276	31,851	444,208

Net unrealized appreciation of investments	6,257,297	2,671,209	6,294,936	8,046,851	3,519,904	4,425,049

Net Assets	$100,057,594	$37,779,599	$93,685,532	$130,174,419	$62,543,707	$89,884,164

Net Assets:

Class A	$97,756,864	$37,181,696	$82,861,552	$127,331,722	$58,313,911	$79,777,816

Class C	$573,637	$87,157	$7,652,304	$1,395,395	$1,692,469	$4,969,189

Class D	$1,727,093	$510,746	$3,171,676	$1,447,302	$2,537,327	$5,137,159

Shares of Capital Stock Outstanding:

Class A	12,438,080	4,688,013	9,908,436	15,623,746	7,360,398	9,739,587

Class C	72,980	10,988	913,896	170,283	213,758	607,236

Class D	219,728	64,389	378,782	176,613	320,452	627,737

Net Asset Value Per Share:

Class A	$7.86	$7.93	$8.36	$8.15	$7.92	$8.19

Class C	$7.86	$7.93	$8.37	$8.19	$7.92	$8.18

Class D	$7.86	$7.93	$8.37	$8.19	$7.92	$8.18

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2003

	National	Colorado	Georgia	Louisiana	Maryland	Massachusetts	Michigan
	Series	Series	Series	Series	Series	Series	Series

Investment Income:

Interest	$2,580,779	$996,404	$1,004,593	$1,322,975	$1,218,647	$2,190,060	$2,910,621

Expenses:

Management fees	247,193	96,988	98,712	123,096	124,928	222,487	309,094

Shareholder account services	114,307	45,437	43,371	52,208	58,868	100,123	144,827

Distribution and service fees	97,347	22,019	30,445	31,867	37,236	60,450	75,581

Registration	21,671	5,464	5,264	6,281	6,706	9,230	7,007

Custody and related services	18,939	8,891	8,949	10,711	10,740	16,316	22,487

Auditing and legal fees	13,582	12,269	9,496	11,791	10,777	14,299	16,391

Shareholder reports and communications	4,469	1,912	1,207	958	1,016	4,045	4,343

Directors’ fees and expenses, net	4,461	3,411	3,425	3,608	3,608	4,293	4,892

Miscellaneous	3,555	2,484	2,407	2,475	2,556	4,417	4,172

Total Expenses	525,524	198,875	203,276	242,995	256,435	435,660	588,794

Net Investment Income	2,055,255	797,529	801,317	1,079,980	962,212	1,754,400	2,321,827

Net Realized and Unrealized
Gain (Loss) on Investments:

Net realized gain (loss) on investments	(1,716,620)	(104,625)	283	93,226	—	—	529,834

Net change in unrealized appreciation of investments	922,212	(469,377)	(704,975)	(694,456)	(679,560)	(492,839)	(376,327)

Net Gain (Loss) on Investments	(794,408)	(574,002)	(704,692)	(601,230)	(679,560)	(492,839)	153,507

Increase in Net Assets from Operations	$1,260,847	$223,527	$96,625	$478,750	$282,652	$1,261,561	$2,475,334

	Minnesota	Missouri	New York	Ohio	Oregon	South Carolina
	Series	Series	Series	Series	Series	Series

Investment Income:

Interest	$2,345,657	$914,028	$2,331,394	$3,173,763	$1,536,974	$2,200,536

Expenses:

Management fees	248,692	94,934	230,577	324,280	159,792	222,687

Shareholder account services	117,699	45,449	102,609	149,130	71,657	105,398

Distribution and service fees	59,197	21,447	92,996	77,292	49,946	84,652

Registration	6,360	5,024	7,497	5,854	5,598	5,982

Custody and related services	20,125	8,533	19,721	24,617	14,812	16,418

Auditing and legal fees	13,691	8,127	13,110	17,759	13,846	14,072

Shareholder reports and communications	4,970	1,296	1,099	2,764	2,927	3,464

Directors’ fees and expenses, net	4,476	3,399	4,340	4,982	3,812	4,266

Miscellaneous	3,911	2,458	3,711	4,481	2,867	3,483

Total Expenses	479,121	190,667	475,660	611,159	325,257	460,422

Net Investment Income	1,866,536	723,361	1,855,734	2,562,604	1,211,717	1,740,114

Net Realized and Unrealized
Gain (Loss) on Investments:

Net realized gain (loss) on investments	(31,509)	56,877	92,028	234,971	39,663	451,985

Net change in unrealized appreciation of investments	(814,431)	(419,922)	(705,115)	(1,852,974)	(702,581)	(780,936)

Net Gain (Loss) on Investments	(845,940)	(363,045)	(613,087)	(1,618,003)	(662,918)	(328,951)

Increase in Net Assets from Operations	$1,020,596	$360,316	$1,242,647	$944,601	$548,799	$1,411,163

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	National Series		Colorado Series		Georgia Series

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02	3/31/03	9/30/02

Operations:

Net investment income	$2,055,255	$4,400,096	$797,529	$1,641,895	$801,317	$1,768,693

Net realized gain (loss) on investments	(1,716,620)	13,022	(104,625)	39,706	283	146,737

Net change in unrealized appreciation
of investments	922,212	923,525	(469,377)	1,143,679	(704,975)	921,860

Increase in Net Assets from Operations	1,260,847	5,336,643	223,527	2,825,280	96,625	2,837,290

Distributions to Shareholders:

Net investment income:

Class A	(1,867,314)	(4,080,794)	(787,640)	(1,606,631)	(759,711)	(1,668,431)

Class C	(113,334)	(144,357)	(2,782)	(3,883)	(10,053)	(16,673)

Class D	(67,855)	(142,222)	(7,266)	(14,745)	(28,297)	(68,917)

Net realized long-term gain on investments:

Class A	—	—	(40,631)	(60,210)	(156,496)**	(68,209)

Class C	—	—	(176)	(155)	(2,486)**	(688)

Class D	—	—	(478)	(677)	(8,111)**	(3,511)

Decrease in Net Assets from Distributions	(2,048,503)	(4,367,373)	(838,973)	(1,686,301)	(965,154)	(1,826,429)

Capital Share Transactions:

Net proceeds from sales of shares	13,324,577	21,916,318	1,187,888	1,743,241	618,103	1,381,031

Investment of dividends	1,175,559	2,440,543	438,297	880,429	512,769	1,106,784

Exchanged from associated Funds	6,704,247	18,114,221	295,681	346,769	219,573	251,974

Shares issued in payment of
gain distributions	—	—	28,095	43,635	116,183	55,969

Total	21,204,383	42,471,082	1,949,961	3,014,074	1,466,628	2,795,758

Cost of shares repurchased	(13,953,210)	(18,011,044)	(1,881,290)	(2,241,961)	(2,491,801)	(3,608,461)

Exchanged into associated Funds	(6,275,139)	(21,917,532)	(314,806)	(260,092)	(220,771)	(11,544)

Total	(20,228,349)	(39,928,576)	(2,196,096)	(2,502,053)	(2,712,572)	(3,620,005)

Increase (Decrease) in Net Assets
from Capital Share Transactions	976,034	2,542,506	(246,135)	512,021	(1,245,944)	(824,247)

Increase (Decrease) in Net Assets	188,378	3,511,776	(861,581)	1,651,000	(2,114,473)	186,614

Net Assets:

Beginning of period	99,204,444	95,692,668	39,784,824	38,133,824	40,915,786	40,729,172

End of Period*	$99,392,822	$99,204,444	$38,923,243	$39,784,824	$38,801,313	$40,915,786

* Including undistributed net investment
income as follows:	$96,569	$98,737	$67,247	$71,090	$64,760	$79,965
** Includes net short-term gains of $109,073, $1,733, and $5,653 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Louisiana Series		Maryland Series		Massachusetts Series

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02	3/31/03	9/30/02

Operations:

Net investment income	$1,079,980	$2,255,221	$962,212	$2,155,002	$1,754,400	$3,821,229

Net realized gain on investments	93,226	175,651	—	511,706	—	143,033

Net change in unrealized appreciation
of investments	(694,456)	1,410,542	(679,560)	809,215	(492,839)	3,713,672

Increase in Net Assets from Operations	478,750	3,841,414	282,652	3,475,923	1,261,561	7,677,934

Distributions to Shareholders:

Net investment income:

Class A	(1,041,707)	(2,167,022)	(931,331)	(2,040,793)	(1,689,268)	(3,675,972)

Class C	(13,085)	(28,662)	(6,894)	(15,087)	(32,136)	(44,099)

Class D	(15,608)	(35,864)	(35,748)	(79,042)	(24,554)	(56,977)

Net realized long-term gain on investments:

Class A	(185,806)**	—	(507,412)	(147,552)	—	—

Class C	(3,013)**	—	(4,838)	(1,391)	—	—

Class D	(3,398)**	—	(25,737)	(7,141)	—	—

Decrease in Net Assets from Distributions	(1,262,617)	(2,231,548)	(1,511,960)	(2,291,006)	(1,745,958)	(3,777,048)

Capital Share Transactions:

Net proceeds from sales of shares	1,221,898	2,437,787	1,371,555	2,107,853	2,986,998	2,883,345

Investment of dividends	490,950	1,098,617	625,822	1,319,197	1,000,268	2,206,152

Exchanged from associated Funds	—	19,553	239,383	565,234	197,441	707,710

Shares issued in payment of
gain distributions	109,339	—	392,179	118,003	—	—

Total	1,822,187	3,555,957	2,628,939	4,110,287	4,184,707	5,797,207

Cost of shares repurchased	(4,169,533)	(4,930,747)	(1,584,276)	(3,336,508)	(3,640,017)	(6,860,731)

Exchanged into associated Funds	(373,617)	(97,317)	(398,456)	(207,148)	(352,346)	(439,034)

Total	(4,543,150)	(5,028,064)	(1,982,732)	(3,543,656)	(3,992,363)	(7,299,765)

Increase (Decrease) in Net Assets
from Capital Share Transactions	(2,720,963)	(1,472,107)	646,207	566,631	192,344	(1,502,558)

Increase (Decrease) in Net Assets	(3,504,830)	137,759	(583,101)	1,751,548	(292,053)	2,398,328

Net Assets:

Beginning of period	51,248,342	51,110,583	50,618,471	48,866,923	90,463,749	88,065,421

End of Period*	$47,743,512	$51,248,342	$50,035,370	$50,618,471	$90,171,696	$90,463,749

* Including undistributed net investment
income as follows:	$144,345	$144,036	$79,032	$119,657	$194,827	$209,771
** Includes net short-term gains of $52,258, $847, and $956 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Michigan Series		Minnesota Series		Missouri Series

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02	3/31/03	9/30/02

Operations:

Net investment income	$2,321,827	$5,571,805	$1,866,536	$4,448,119	$723,361	$1,650,551

Net realized gain (loss) on investments	529,834	214,624	(31,509)	168,129	56,877	61,134

Net change in unrealized appreciation
of investments	(376,327)	2,905,376	(814,431)	2,359,590	(419,922)	1,168,812

Increase in Net Assets from Operations	2,475,334	8,691,805	1,020,596	6,975,838	360,316	2,880,497

Distributions to Shareholders:

Net investment income:

Class A	(2,261,337)	(5,418,062)	(1,833,397)	(4,290,580)	(706,031)	(1,610,662)

Class C	(16,417)	(37,289)	(6,912)	(13,197)	(1,090)	(2,589)

Class D	(29,043)	(70,660)	(24,707)	(57,925)	(7,890)	(19,703)

Net realized long-term gain on investments:

Class A	(497,235)	(639,412)	—	—	(71,707)**	(230,733)

Class C	(4,745)	(4,671)	—	—	(118)**	(459)

Class D	(8,167)	(10,227)	—	—	(1,104)**	(3,510)

Decrease in Net Assets from Distributions	(2,816,944)	(6,180,321)	(1,865,016)	(4,361,702)	(787,940)	(1,867,656)

Capital Share Transactions:

Net proceeds from sales of shares	1,528,238	4,986,373	1,625,995	2,663,321	216,182	928,645

Investment of dividends	1,374,488	3,254,984	1,272,044	2,924,722	370,219	839,171

Exchanged from associated Funds	718,177	2,815,266	141,565	1,193,987	143,269	128,234

Shares issued in payment of
gain distributions	366,289	479,848	—	—	46,160	153,490

Total	3,987,192	11,536,471	3,039,604	6,782,030	775,830	2,049,540

Cost of shares repurchased	(4,836,948)	(9,776,463)	(3,490,074)	(7,250,342)	(1,732,824)	(2,306,904)

Exchanged into associated Funds	(680,259)	(3,735,203)	(226,762)	(867,743)	(37,446)	(82,358)

Total	(5,517,207)	(13,511,666)	(3,716,836)	(8,118,085)	(1,770,270)	(2,389,262)

Decrease in Net Assets
from Capital Share Transactions	(1,530,015)	(1,975,195)	(677,232)	(1,336,055)	(994,440)	(339,722)

Increase (Decrease) in Net Assets	(1,871,625)	536,289	(1,521,652)	1,278,081	(1,422,064)	673,119

Net Assets:

Beginning of period	126,427,921	125,891,632	101,579,246	100,301,165	39,201,663	38,528,544

End of Period*	$124,556,296	$126,427,921	$100,057,594	$101,579,246	$37,779,599	$39,201,663

* Including undistributed net investment
income as follows:	$186,360	$190,859	$324,955	$351,782	$95,120	$96,278
** Includes net short-term gains of $19,122, $31, and $295 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New York Series		Ohio Series		Oregon Series

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02	3/31/03	9/30/02

Operations:

Net investment income	$1,855,734	$3,907,948	$2,562,604	$5,818,169	$1,211,717	$2,564,671

Net realized gain on investments	92,028	299,830	234,971	148,284	39,663	207,022

Net change in unrealized appreciation
of investments	(705,115)	2,810,347	(1,852,974)	3,502,835	(702,581)	1,594,723

Increase in Net Assets from Operations	1,242,647	7,018,125	944,601	9,469,288	548,799	4,366,416

Distributions to Shareholders:

Net investment income:

Class A	(1,695,238)	(3,602,096)	(2,544,108)	(5,676,534)	(1,150,845)	(2,410,033)

Class C	(117,053)	(165,804)	(20,644)	(39,318)	(22,612)	(43,648)

Class D	(53,906)	(116,185)	(24,046)	(58,324)	(37,141)	(81,943)

Net realized long-term gain on investments:

Class A	(147,765)	—	(172,188)	(31,860)	(210,898)	(322,910)

Class C	(12,790)	—	(1,796)	(212)	(5,091)	(7,100)

Class D	(6,126)	—	(2,107)	(402)	(8,939)	(13,776)

Decrease in Net Assets from Distributions	(2,032,878)	(3,884,085)	(2,764,889)	(5,806,650)	(1,435,526)	(2,879,410)

Capital Share Transactions:

Net proceeds from sales of shares	4,179,251	7,419,590	2,347,992	4,270,874	2,709,106	7,649,757

Investment of dividends	1,151,404	2,356,162	1,572,322	3,518,643	749,233	1,615,726

Exchanged from associated Funds	1,422,775	4,014,777	1,341,078	2,711,064	283,100	317,401

Shares issued in payment of
gain distributions	125,339	—	124,190	24,489	167,051	263,668

Total	6,878,769	13,790,529	5,385,582	10,525,070	3,908,490	9,846,552

Cost of shares repurchased	(5,780,000)	(9,268,988)	(4,830,747)	(10,102,453)	(4,299,678)	(5,029,855)

Exchanged into associated Funds	(872,079)	(2,808,958)	(1,235,650)	(2,236,888)	(520,760)	(466,435)

Total	(6,652,079)	(12,077,946)	(6,066,397)	(12,339,341)	(4,820,438)	(5,496,290)

Increase (Decrease) in Net Assets
from Capital Share Transactions	226,690	1,712,583	(680,815)	(1,814,271)	(911,948)	4,350,262

Increase (Decrease) in Net Assets	(563,541)	4,846,623	(2,501,103)	1,848,367	(1,798,675)	5,837,268

Net Assets:

Beginning of period	94,249,073	89,402,450	132,675,522	130,827,155	64,342,382	58,505,114

End of Period*	$93,685,532	$94,249,073	$130,174,419	$132,675,522	$62,543,707	$64,342,382

* Including undistributed net investment
income as follows:	$63,662	$101,379	$271,170	$316,658	$165,845	$183,161

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	South Carolina Series

	Six Months	Year
	Ended	Ended
	3/31/03	9/30/02

Operations:

Net investment income	$1,740,114	$3,896,089

Net realized gain on investments	451,985	207,442

Net change in unrealized appreciation
of investments	(780,936)	1,695,689

Increase in Net Assets from Operations	1,411,163	5,799,220

Distributions to Shareholders:

Net investment income:

Class A	(1,596,868)	(3,608,277)

Class C	(62,412)	(74,569)

Class D	(76,940)	(161,592)

Net realized long-term gain on investments:

Class A	(236,563)	(72,062)

Class C	(10,793)	(1,464)

Class D	(14,108)	(3,857)

Decrease in Net Assets from Distributions	(1,997,684)	(3,921,821)

Capital Share Transactions:

Net proceeds from sales of shares	3,745,918	7,066,835

Investment of dividends	1,097,727	2,324,296

Exchanged from associated Funds	1,286,696	1,273,986

Shares issued in payment of
gain distributions	194,391	60,043

Total	6,324,732	10,725,160

Cost of shares repurchased	(3,099,642)	(12,139,348)

Exchanged into associated Funds	(2,258,781)	(1,034,257)

Total	(5,358,423)	(13,173,605)

Increase (Decrease) in Net Assets
from Capital Share Transactions	966,309	(2,448,445)

Increase (Decrease) in Net Assets	379,788	(571,046)

Net Assets:

Beginning of period	89,504,376	90,075,422

End of Period*	$89,884,164	$89,504,376

* Including undistributed net investment
income as follows:	$215,968	$263,155

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.” Each Series of the Fund offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes. Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2003, the interest rates paid on these notes ranged from 1.00% to 1.25%.

d.	Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2003, distribution and service fees were the only class-specific expenses.

	e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of any Series of the Fund.
3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003, were as follows:
Series	Purchases	Sales

National	$4,970,000	$3,469,400

Colorado	1,492,875	2,129,040

Georgia	—	120,000

Louisiana	—	2,405,600

Maryland	1,942,278	1,320,000

Massachusetts	1,977,920	885,000

Michigan	2,544,458	12,831,600

Minnesota	—	10,707,325

Missouri	998,750	1,975,000

New York	5,446,570	2,263,000

Ohio	2,815,900	8,250,000

Oregon	1,967,850	2,999,500

South Carolina	11,456,308	12,387,880

Notes to Financial Statements (unaudited)

At March 31, 2003, each Series’ cost of investments for federal income tax purposes was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

	Tax	Total	Total
	Basis	Unrealized	Unrealized
Series	Cost	Appreciation	Depreciation

National	$93,657,746	$4,867,146	$250,920

Colorado	36,219,284	2,144,271	—

Georgia	36,552,181	2,687,639	964,418

Louisiana	43,838,402	3,067,821	—

Maryland	46,377,506	2,704,211	—

Massachusetts	80,705,947	8,509,152	—

Michigan	114,391,670	8,519,490	5,223

Minnesota	92,449,375	6,573,060	11,480

Missouri	34,504,604	2,753,002	—

New York	86,092,615	6,371,481	—

Ohio	120,325,316	8,295,220	14,911

Oregon	57,721,053	3,746,010	52,280

South Carolina	85,609,713	4,622,805	—

4.   Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer
Series	Concessions	Commissions

National	$3,665	$33,842

Colorado	3,351	28,776

Georgia	1,837	14,861

Louisiana	5,455	38,002

Maryland	5,874	40,057

Massachusetts	5,115	42,742

Michigan	5,513	40,604

Minnesota	6,258	46,775

Missouri	943	7,283

New York	5,742	56,396

Ohio	4,749	36,177

Oregon	9,571	69,203

South Carolina	7,462	64,359

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2003, fees incurred under the Plan equivalent to 0.10% per annum of the average daily net assets of Class A shares were as follows:

Series		Series

National	$42,901	Minnesota	$48,144

Colorado	18,905	Missouri	18,319

Georgia	18,382	New York	40,254

Louisiana	23,593	Ohio	62,789

Maryland	23,201	Oregon	29,617

Massachusetts	41,952	South Carolina	39,473

Michigan	59,622

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2003, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D	Series	Class C	Class D

National	$34,118	$20,328	Minnesota	$2,426	$8,627

Colorado	862	2,252	Missouri	381	2,747

Georgia	3,160	8,903	New York	36,102	16,640

Louisiana	3,770	4,504	Ohio	6,702	7,801

Maryland	2,267	11,768	Oregon	7,699	12,630

Massachusetts	10,459	8,039	South Carolina	20,253	24,926

Michigan	5,757	10,201

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended March 31, 2003, such charges were as follows:

Series		Series

National	$109,802	Minnesota	$60

Colorado	—	Missouri	50

Georgia	—	New York	5,731

Louisiana	10,134	Ohio	330

Maryland	—	Oregon	226

Massachusetts	420	South Carolina	806

Michigan	1,000

Notes to Financial Statements (unaudited)

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2003, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

		Distribution and
Series	Commissions	Service Fees

National	$496	$3,622

Colorado	986	1,641

Georgia	—	722

Louisiana	—	689

Maryland	2,049	982

Massachusetts	134	1,126

Michigan	32	1,426

Minnesota	357	1,160

Missouri	1,125	929

New York	554	8,268

Ohio	140	3,070

Oregon	—	1,799

South Carolina	1,205	1,792

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series		Series

National	$114,307	Minnesota	$117,699

Colorado	45,437	Missouri	45,449

Georgia	43,371	New York	102,609

Louisiana	52,208	Ohio	149,130

Maryland	58,868	Oregon	71,657

Massachusetts	100,123	South Carolina	105,398

Michigan	144,827

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at March 31, 2003, are included in accrued expenses and other liabilities as follows:

Series		Series

National	$8,842	Minnesota	$7,950

Colorado	6,126	Missouri	6,132

Georgia	5,888	New York	7,797

Louisiana	6,529	Ohio	8,142

Maryland	6,526	Oregon	6,160

Massachusetts	7,863	South Carolina	6,217

Michigan	7,907

5.   Committed Line of Credit — The Fund is a participant in a joint $650 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2003, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2003.

6.   Capital Loss Carryforward and Other Tax Adjustments — At September 30, 2002, the National and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $1,187,447 and $458,922, respectively, which are available for offset against future taxable net capital gains. The loss carryforward for the National Series expires principally in 2004, and for the Minnesota Series expires principally in 2009 and 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carry-forwards.

In addition, the National Series elected to defer to the fiscal year ending September 30, 2003, the recognition for tax purposes of net losses of $40,563, realized on sale of investments after October 31, 2001. This loss will be available to offset future taxable net gains.

Notes to Financial Statements (unaudited)

7.    Capital Stock Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 2003, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:
	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

National Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	670,269	$5,329,712	2,350,981	$18,595,815
Investment of dividends	134,165	1,063,695	288,940	2,284,023
Exchanged from associated Funds	570,607	4,527,707	1,922,534	15,224,190
Shares issued in payment of gain distributions	—	—	—	—

Total	1,375,041	10,921,114	4,562,455	36,104,028

Cost of shares repurchased	(748,342)	(5,945,931)	(2,093,182)	(16,553,816)
Exchanged into associated Funds	(548,324)	(4,353,639)	(2,556,405)	(20,268,824)

Total	(1,296,666)	(10,299,570)	(4,649,587)	(36,822,640)

Increase (decrease)	78,375	$621,544	$(87,132)	$(718,612)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Colorado Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	155,841	$1,169,571	217,915	$1,616,671
Investment of dividends	57,421	431,283	116,813	868,013
Exchanged from associated Funds	39,171	295,681	28,563	211,719
Shares issued in payment of gain distributions	3,701	27,687	5,774	43,015

Total	256,134	1,924,222	369,065	2,739,418

Cost of shares repurchased	(250,529)	(1,881,286)	(261,698)	(1,946,410)
Exchanged into associated Funds	(41,202)	(311,566)	(24,632)	(184,359)

Total	(291,731)	(2,192,852)	(286,330)	(2,130,769)

Increase (decrease)	(35,597)	$(268,630)	82,735	$608,649

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Georgia Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	48,440	$383,966	129,448	$1,023,027
Investment of dividends	61,398	486,289	132,008	1,041,119
Exchanged from associated Funds	12,114	97,311	22,222	175,921
Shares issued in payment of gain distributions	13,795	108,979	6,678	52,622

Total	135,747	1,076,545	290,356	2,292,689

Cost of shares repurchased	(255,628)	(2,024,429)	(417,013)	(3,274,923)
Exchanged into associated Funds	(17,044)	(135,880)	(1,482)	(11,544)

Total	(272,672)	(2,160,309)	(418,495)	(3,286,467)

Increase (decrease)	(136,925)	$(1,083,764)	(128,139)	$(993,778)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Louisiana Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	136,931	$1,129,104	253,893	$2,068,211
Investment of dividends	57,465	473,099	129,196	1,049,464
Exchanged from associated Funds	—	—	2,378	19,553
Shares issued in payment of gain distributions	12,847	105,475	—	—

Total	207,243	1,707,678	385,467	3,137,228

Cost of shares repurchased	(464,367)	(3,821,619)	(554,215)	(4,505,337)
Exchanged into associated Funds	(45,159)	(373,617)	(11,599)	(97,317)

Total	(509,526)	(4,195,236)	(565,814)	(4,602,654)

Increase (decrease)	(302,283)	$(2,487,558)	(180,347)	$(1,465,426)

Notes to Financial Statements (unaudited)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,008,628	$7,994,865	411,026	$3,248,786	—	$—	9,006	$71,717
8,746	69,396	9,545	75,579	5,353	42,468	10,235	80,941
224,012	1,775,707	215,662	1,713,634	50,310	400,833	148,858	1,176,397
—	—	—	—	—	—	—	—

1,241,386	9,839,968	636,233	5,037,999	55,663	443,301	168,099	1,329,055

(967,031)	(7,706,577)	(113,966)	(900,212)	(37,951)	(300,702)	(70,549)	(557,016)
(240,130)	(1,908,097)	(168,959)	(1,344,103)	(1,695)	(13,403)	(38,223)	(304,605)

(1,207,161)	(9,614,674)	(282,925)	(2,244,315)	(39,646)	(314,105)	(108,772)	(861,621)

34,225	$225,294	353,308	$2,793,684	16,017	$129,196	59,327	$467,434

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,342	$17,613	10,030	$74,031	93	$704	7,211	$52,539
187	1,402	191	1,424	748	5,612	1,480	10,992
—	—	1,444	10,975	—	—	16,909	124,075
16	119	9	69	39	289	74	551

2,545	19,134	11,674	86,499	880	6,605	25,674	188,157

—	—	(2,537)	(18,851)	(1)	(4)	(37,061)	(276,700)
—	—	—	—	(423)	(3,240)	(10,192)	(75,733)

—	—	(2,537)	(18,851)	(424)	(3,244)	(47,253)	(352,433)

2,545	$19,134	9,137	$67,648	456	$3,361	(21,579)	$(164,276)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

21,815	$174,288	35,220	$277,803	7,525	$59,849	10,048	$80,201
845	6,711	1,977	15,638	2,490	19,769	6,329	50,027
7,859	62,479	—	—	7,472	59,783	9,623	76,053
314	2,486	81	639	596	4,718	343	2,708

30,833	245,964	37,278	294,080	18,083	144,119	26,343	208,989

(13,415)	(106,445)	(11,776)	(93,553)	(45,502)	(360,927)	(30,337)	(239,985)
(7,945)	(62,445)	—	—	(2,783)	(22,446)	—	—

(21,360)	(168,890)	(11,776)	(93,553)	(48,285)	(383,373)	(30,337)	(239,985)

9,473	$77,074	25,502	$200,527	(30,202)	$(239,254)	(3,994)	$(30,996)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,953	$40,984	24,826	$201,391	6,302	$51,810	20,550	$168,185
1,452	11,949	3,455	28,032	717	5,902	2,601	21,121
—	—	—	—	—	—	—	—
358	2,936	—	—	113	928	—	—

6,763	55,869	28,281	229,423	7,132	58,640	23,151	189,306

(8,731)	(71,776)	(44,082)	(354,405)	(33,593)	(276,138)	(8,651)	(71,005)
—	—	—	—	—	—	—	—

(8,731)	(71,776)	(44,082)	(354,405)	(33,593)	(276,138)	(8,651)	(71,005)

(1,968)	$(15,907)	(15,801)	$(124,982)	(26,461)	$(217,498)	14,500	$118,301

Notes to Financial Statements (unaudited)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Maryland Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	148,131	$1,203,690	227,238	$1,825,250
Investment of dividends	73,142	590,208	154,773	1,244,037
Exchanged from associated Funds	29,109	235,683	62,556	504,146
Shares issued in payment of gain distributions	45,523	366,460	13,698	110,271

Total	295,905	2,396,041	458,265	3,683,704

Cost of shares repurchased	(173,864)	(1,403,209)	(380,458)	(3,063,576)
Exchanged into associated Funds	(49,625)	(397,256)	(23,447)	(188,460)

Total	(223,489)	(1,800,465)	(403,905)	(3,252,036)

Increase (decrease)	72,416	$595,576	54,360	$431,668

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Massachusetts Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	157,197	$1,290,640	285,214	$2,302,854
Investment of dividends	118,570	973,716	269,224	2,156,846
Exchanged from associated Funds	22,398	185,718	74,218	593,266
Shares issued in payment of gain distributions	—	—	—	—

Total	298,165	2,450,074	628,656	5,052,966

Cost of shares repurchased	(417,999)	(3,441,641)	(811,828)	(6,488,104)
Exchanged into associated Funds	(38,877)	(319,334)	(55,227)	(439,034)

Total	(456,876)	(3,760,975)	(867,055)	(6,927,138)

Increase (decrease)	(158,711)	$(1,310,901)	(238,399)	$(1,874,172)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Michigan Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	157,826	$1,344,192	503,101	$4,216,974
Investment of dividends	158,947	1,348,596	380,689	3,192,611
Exchanged from associated Funds	62,819	536,848	325,499	2,732,646
Shares issued in payment of gain distributions	42,597	359,519	55,764	470,089

Total	422,189	3,589,155	1,265,053	10,612,320

Cost of shares repurchased	(546,857)	$(4,647,575)	(1,085,650)	(9,106,111)
Exchanged into associated Funds	(76,449)	(650,432)	(436,007)	(3,646,705)

Total	(623,306)	(5,298,007)	(1,521,657)	(12,752,816)

Increase (decrease)	(201,117)	$(1,708,852)	(256,604)	$(2,140,496)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Minnesota Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	184,145	$1,438,538	289,731	$2,231,680
Investment of dividends	160,515	1,251,901	374,392	2,878,816
Exchanged from associated Funds	14,996	117,375	155,200	1,193,987
Shares issued in payment of gain distributions	—	—	—	—

Total	359,656	2,807,814	819,323	6,304,483

Cost of shares repurchased	(431,092)	(3,364,954)	(924,285)	(7,104,988)
Exchanged into associated Funds	(29,092)	(226,762)	(108,911)	(837,377)

Total	(460,184)	(3,591,716)	(1,033,196)	(7,942,365)

Increase (decrease)	(100,528)	$(783,902)	(213,873)	$(1,637,882)

Notes to Financial Statements (unaudited)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,019	$40,066	14,416	$117,667	15,524	$127,799	20,465	$164,936
731	5,906	1,558	12,538	3,677	29,708	7,778	62,622
—	—	1,272	10,291	460	3,700	6,212	50,797
565	4,555	143	1,150	2,626	21,164	817	6,582

6,315	50,527	17,389	141,646	22,287	182,371	35,272	284,937

(8,145)	(65,576)	(9,294)	(73,702)	(14,385)	(115,491)	(24,669)	(199,230)
(148)	(1,200)	(1,688)	(13,552)	—	—	(643)	(5,136)

(8,293)	(66,776)	(10,982)	(87,254)	(14,385)	(115,491)	(25,312)	(204,366)

(1,978)	$(16,249)	6,407	$54,392	7,902	$66,880	9,960	$80,571

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

201,866	$1,666,366	66,445	$534,656	3,592	$29,992	5,699	$45,835
1,963	16,134	3,550	28,454	1,269	10,418	2,603	20,852
—	—	6,940	55,670	1,407	11,723	7,304	58,774
—	—	—	—	—	—	—	—

203,829	1,682,500	76,935	618,780	6,268	52,133	15,606	125,461

(7,716)	(63,372)	(22,194)	(179,712)	(16,341)	(135,004)	(24,389)	(192,915)
(3,087)	(25,376)	—	—	(939)	(7,636)	—	—

(10,803)	(88,748)	(22,194)	(179,712)	(17,280)	(142,640)	(24,389)	(192,915)

193,026	$1,593,752	54,741	$439,068	(11,012)	$(90,507)	(8,783)	$(67,454)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

11,673	$100,724	47,163	$396,323	9,825	$83,322	44,475	$373,076
872	7,394	2,476	20,740	2,181	18,498	4,969	41,633
1,127	9,615	1,211	10,178	20,265	171,714	8,658	72,442
390	3,287	404	3,399	413	3,483	755	6,360

14,062	121,020	51,254	430,640	32,684	277,017	58,857	493,511

(13,061)	(113,148)	(22,201)	(188,469)	(8,977)	(76,225)	(57,393)	(481,883)
—	—	—	—	(3,464)	(29,827)	(10,688)	(88,498)

(13,061)	(113,148)	(22,201)	(188,469)	(12,441)	(106,052)	(68,081)	(570,381)

1,001	$7,872	29,053	$242,171	20,243	$170,965	(9,224)	$(76,870)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

21,313	$167,068	18,150	$138,348	2,621	$20,389	38,282	$293,293
362	2,823	776	5,973	2,221	17,320	5,192	39,933
2,745	21,403	—	—	358	2,787	—	—
—	—	—	—	—	—	—	—

24,420	191,294	18,926	144,321	5,200	40,496	43,474	333,226

(5,938)	(46,313)	(3)	(25)	(9,983)	(78,807)	(18,959)	(145,329)
—	—	—	—	—	—	(3,939)	(30,366)

(5,938)	(46,313)	(3)	(25)	(9,983)	(78,807)	(22,898)	(175,695)

18,482	$144,981	18,923	$144,296	(4,783)	$(38,311)	20,576	$157,531

Notes to Financial Statements (unaudited)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

MissourI Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	27,293	$214,439	119,335	$922,241
Investment of dividends	46,256	363,332	106,387	822,243
Exchanged from associated Funds	15,088	118,776	13,952	109,847
Shares issued in payment of gain distributions	5,797	45,391	19,291	149,891

Total	94,434	741,938	258,965	2,004,222

Cost of shares repurchased	(206,537)	(1,622,616)	(296,394)	(2,293,056)
Exchanged into associated Funds	(4,786)	(37,446)	(8,497)	(65,735)

Total	(211,323)	(1,660,062)	(304,891)	(2,358,791)

Increase (decrease)	(116,889)	$(918,124)	(45,926)	$(354,569)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

New York Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	337,554	$2,796,265	518,532	$4,212,536
Investment of dividends	125,328	1,036,291	267,808	2,175,940
Exchanged from associated Funds	147,735	1,224,889	449,090	3,665,259
Shares issued in payment of gain distributions	13,449	110,821	—	—

Total	624,066	5,168,266	1,235,430	10,053,735

Cost of shares repurchased	(557,099)	(4,617,262)	(1,083,630)	(8,873,573)
Exchanged into associated Funds	(86,743)	(712,615)	(334,699)	(2,725,278)

Total	(643,842)	(5,329,877)	(1,418,329)	(11,598,851)

Increase (decrease)	(19,776)	$(161,611)	(182,899)	$(1,545,116)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Ohio Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	279,690	$2,269,750	425,197	$3,409,296
Investment of dividends	190,381	1,541,349	431,096	3,449,054
Exchanged from associated Funds	152,047	1,240,717	323,040	2,587,031
Shares issued in payment of gain distributions	15,085	121,737	2,990	24,036

Total	637,203	5,173,553	1,182,323	9,469,417

Cost of shares repurchased	(553,444)	(4,486,257)	(1,201,268)	(9,619,162)
Exchanged into associated Funds	(152,300)	(1,235,650)	(273,891)	(2,197,884)

Total	(705,744)	(5,721,907)	(1,475,159)	(11,817,046)

Increase (decrease)	(68,541)	$(548,354)	(292,836)	$(2,347,629)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

Oregon Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	306,943	$2,418,795	854,314	$6,674,841
Investment of dividends	89,898	707,613	195,146	1,519,785
Exchanged from associated Funds	27,057	213,323	31,824	248,032
Shares issued in payment of gain distributions	20,164	158,086	31,575	246,601

Total	444,062	3,497,817	1,112,859	8,689,259

Cost of shares repurchased	(518,076)	(4,091,569)	(583,122)	(4,550,520)
Exchanged into associated Funds	(51,111)	(405,275)	(49,558)	(385,293)

Total	(569,187)	(4,496,844)	(632,680)	(4,935,813)

Increase (decrease)	(125,125)	$(999,027)	480,179	$3,753,446

Notes to Financial Statements (unaudited)

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

48	$371	383	$2,969	174	$1,372	442	$3,435
23	180	59	458	854	6,707	2,131	16,470
3,104	24,493	227	1,770	—	—	2,153	16,617
7	58	37	289	91	711	426	3,310

3,182	25,102	706	5,486	1,119	8,790	5,152	39,832

(2,452)	(19,183)	—	—	(11,576)	(91,025)	(1,784)	(13,848)
—	—	—	—	—	—	(2,153)	(16,623)

(2,452)	(19,183)	—	—	(11,576)	(91,025)	(3,937)	(30,471)

730	$5,919	706	$5,486	(10,457)	$(82,235)	1,215	$9,361

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

162,444	$1,350,574	387,041	$3,156,479	3,916	$32,412	6,213	$50,575
9,214	76,284	12,149	98,966	4,691	38,829	9,989	81,256
21,812	182,529	14,105	113,789	1,823	15,357	28,959	235,729
1,356	11,184	—	—	404	3,334	—	—

194,826	1,620,571	413,295	3,369,234	10,834	89,932	45,161	367,560

(101,588)	(839,763)	(21,180)	(172,170)	(38,883)	(322,975)	(27,487)	(223,245)
(9,090)	(75,405)	(5,998)	(48,293)	(10,189)	(84,059)	(4,429)	(35,387)

(110,678)	(915,168)	(27,178)	(220,463)	(49,072)	(407,034)	(31,916)	(258,632)

84,148	$705,403	386,117	$3,148,771	(38,238)	$(317,102)	13,245	$108,928

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

8,034	$65,666	87,274	$699,912	1,526	$12,576	19,951	$161,666
1,970	16,035	3,843	30,918	1,835	14,938	4,810	38,671
1,139	9,296	2,170	17,634	11,112	91,065	13,213	106,399
190	1,544	22	182	112	909	33	271

11,333	92,541	93,309	748,646	14,585	119,488	38,007	307,007

(1,244)	(10,185)	(32,729)	(262,883)	(40,545)	(334,305)	(27,396)	(220,408)
—	—	(888)	(7,131)	—	—	(3,954)	(31,873)

(1,244)	(10,185)	(33,617)	(270,014)	(40,545)	(334,305)	(31,350)	(252,281)

10,089	$82,356	59,692	$478,632	(25,960)	$(214,817)	6,657	$54,726

Class C				Class D

Six Months Ended		Year Ended		Six Months Ended		Year Ended
3/31/03		9/30/02		3/31/03		9/30/02

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

32,441	$254,907	63,092	$494,069	4,495	$35,404	61,360	$480,847
2,393	18,837	5,153	40,100	2,895	22,783	7,174	55,841
783	6,144	1,086	8,664	8,082	63,633	7,783	60,705
553	4,336	827	6,455	590	4,629	1,359	10,612

36,170	284,224	70,158	549,288	16,062	126,449	77,676	608,005

(3,710)	(29,187)	(30,546)	(234,995)	(22,547)	(178,922)	(31,068)	(244,340)
(6,934)	(54,248)	—	—	(7,861)	(61,237)	(10,677)	(81,142)

(10,644)	(83,435)	(30,546)	(234,995)	(30,408)	(240,159)	(41,745)	(325,482)

25,526	$200,789	39,612	$314,293	(14,346)	$(113,710)	35,931	$282,523

Notes to Financial Statements (unaudited)

	Class A

	Six Months Ended		Year Ended
	3/31/03		9/30/02

South Carolina Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	199,335	$1,621,183	534,629	$4,300,712
Investment of dividends	122,862	998,346	268,864	2,158,288
Exchanged from associated Funds	156,953	1,275,736	144,309	1,155,177
Shares issued in payment of gain distributions	21,644	175,097	6,885	55,559

Total	500,794	4,070,362	954,687	7,669,736

Cost of shares repurchased	(355,799)	(2,896,833)	(1,376,988)	(11,042,610)
Exchanged into associated Funds	(276,141)	(2,258,781)	(127,666)	(1,026,548)

Total	(631,940)	(5,155,614)	(1,504,654)	(12,069,158)

Decrease	(131,146)	$(1,085,252)	(549,967)	$(4,399,422)

	Class C

	Six Months Ended		Year Ended
	3/31/03		9/30/02

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	210,659	$1,711,027	273,004	$2,193,085
Investment of dividends	5,296	43,030	6,738	54,085
Exchanged from associated Funds	—	—	—	—
Shares issued in payment of gain distributions	1,036	8,378	151	1,221

Total	216,991	1,762,435	279,893	2,248,391

Cost of shares repurchased	(7,712)	(62,586)	(77,989)	(618,765)
Exchanged into associated Funds	—	—	(964)	(7,709)

Total	(7,712)	(62,586)	(78,953)	(626,474)

Increase	209,279	$1,699,849	200,940	$1,621,917

	Class D

	Six Months Ended		Year Ended
	3/31/03		9/30/02

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	51,072	$413,708	71,976	$573,038
Investment of dividends	6,939	56,351	13,955	111,923
Exchanged from associated Funds	1,342	10,960	14,800	118,809
Shares issued in payment of gain distributions	1,349	10,916	405	3,263

Total	60,702	491,935	101,136	807,033

Cost of shares repurchased	(17,234)	(140,223)	(59,732)	(477,973)
Exchanged into associated Funds	—	—	—	—

Total	(17,234)	(140,223)	(59,732)	(477,973)

Increase	43,468	$351,712	41,404	$329,060

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.05	$7.98	$7.65	$7.68	$8.32	$8.01

Income from Investment Operations:

Net investment income	0.17	0.37	0.37	0.39	0.39	0.39

Net realized and unrealized gain (loss) on investments	(0.07)	0.06	0.33	(0.03)	(0.64)	0.31

Total from Investment Operations	0.10	0.43	0.70	0.36	(0.25)	0.70

Less Distributions:

Dividends from net investment income	(0.17)	(0.36)	(0.37)	(0.39)	(0.39)	(0.39)

Distributions from net realized capital gain	—	—	—	—	—	—

Total Distributions	(0.17)	(0.36)	(0.37)	(0.39)	(0.39)	(0.39)

Net Asset Value, End of Period	$7.98	$8.05	$7.98	$7.65	$7.68	$8.32

Total Return:	1.25%	5.62%	9.36%	4.88%	(3.11)%	9.00%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$89,116	$89,243	$89,117	$87,583	$90,296	$101,909

Ratio of expenses to average net assets	0.97%†	0.89%	0.91%	0.87%	0.83%	0.80%

Ratio of net income investment income to average net assets	4.25%†	4.64%	4.74%	5.18%	4.83%	4.82%

Portfolio turnover rate	3.93%	6.97%	20.58%	6.54%	13.37%	18.00%

CLASS C

	Six Months	Year Ended September 30,			5/27/99 **
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.05	$7.98	$7.65	$7.68	$8.08

Income from Investment Operations:

Net investment income	0.13	0.30	0.30	0.32	0.11

Net realized and unrealized gain (loss) on investments	(0.07)	0.06	0.33	(0.03)	(0.40)

Total from Investment Operations	0.06	0.36	0.63	0.29	(0.29)

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.30)	(0.32)	(0.11)

Distributions from net realized capital gain	—	—	—	—	—

Total Distributions	(0.13)	(0.29)	(0.30)	(0.32)	(0.11)

Net Asset Value, End of Period	$7.98	$8.05	$7.98	$7.65	$7.68

Total Return:	0.79%	4.67%	8.38%	3.94%	(3.38)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,125	$5,903	$3,029	$1,056	$115

Ratio of expenses to average net assets	1.87%†	1.79%	1.81%	1.77%	1.74%†

Ratio of net investment income to average net assets	3.35%†	3.74%	3.84%	4.28%	4.10%†

Portfolio turnover rate	3.93%	6.97%	20.58%	6.54%	13.37%††

See footnotes on page 64.

Financial Highlights (unaudited)

National Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.05	$7.98	$7.65	$7.68	$8.31	$8.02

Income from Investment Operations:

Net investment income	0.13	0.30	0.30	0.32	0.32	0.32

Net realized and unrealized gain (loss) on investments	(0.07)	0.06	0.33	(0.03)	(0.63)	0.29

Total from Investment Operations	0.06	0.36	0.63	0.29	(0.31)	0.61

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.30)	(0.32)	(0.32)	(0.32)

Distributions from net realized capital gain	—	—	—	—	—	—

Total Distributions	(0.13)	(0.29)	(0.30)	(0.32)	(0.32)	(0.32)

Net Asset Value, End of Period	$7.98	$8.05	$7.98	$7.65	$7.68	$8.31

Total Return:	0.79%	4.67%	8.38%	3.94%	(3.85)%	7.76%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,152	$4,059	$3,547	$3,839	$8,079	$7,392

Ratio of expenses to average net assets	1.87%†	1.79%	1.81%	1.77%	1.73%	1.71%

Ratio of net investment income to average net assets	3.35%†	3.74%	3.84%	4.28%	3.93%	3.91%

Portfolio turnover rate	3.93%	6.97%	20.58%	6.54%	13.37%	18.00%

Colorado Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.69	$7.47	$7.02	$7.10	$7.64	$7.42

Income from Investment Operations:

Net investment income	0.15	0.32	0.34	0.35	0.34	0.36

Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.45	(0.03)	(0.54)	0.22

Total from Investment Operations	0.04	0.55	0.79	0.32	(0.20)	0.58

Less Distributions:

Dividends from net investment income	(0.15)	(0.32)	(0.34)	(0.35)	(0.34)	(0.36)

Distributions from net realized capital gain	(0.01)	(0.01)	—	(0.05)	—	—

Total Distributions	(0.16)	(0.33)	(0.34)	(0.40)	(0.34)	(0.36)

Net Asset Value, End of Period	$7.57	$7.69	$7.47	$7.02	$7.10	$7.64

Total Return:	0.59%	7.60%	11.44%	4.64%	(2.67)%	8.03%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$38,280	$39,155	$37,429	$37,358	$44,649	$45,583

Ratio of expenses to average net assets	1.01%†	0.96%	0.94%	0.91%	0.87%	0.90%

Ratio of net investment income to average net assets	4.13%†	4.31%	4.63%	4.99%	4.60%	4.80%

Portfolio turnover rate	4.07%	9.45%	11.31%	8.81%	7.91%	28.66%

See footnotes on page 64.

Financial Highlights (unaudited)

Colorado Series (continued)
CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$7.68	$7.46	$7.02	$7.09	$7.47

Income from Investment Operations:

Net investment income	0.12	0.25	0.28	0.28	0.10

Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.44	(0.02)	(0.38)

Total from Investment Operations	0.01	0.48	0.72	0.26	(0.28)

Less Distributions:

Dividends from net investment income	(0.12)	(0.25)	(0.28)	(0.28)	(0.10)

Distributions from net realized capital gain	(0.01)	(0.01)	—	(0.05)	—

Total Distributions	(0.13)	(0.26)	(0.28)	(0.33)	(0.10)

Net Asset Value, End of Period	$7.56	$7.68	$7.46	$7.02	$7.09

Total Return:	0.14%	6.59%	10.39%	3.86%	(3.93)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$186	$169	$96	$76	$60

Ratio of expenses to average net assets	1.91%†	1.86%	1.84%	1.81%	1.73%†

Ratio of net investment income to average net assets	3.23%†	3.41%	3.73%	4.09%	3.85%†

Portfolio turnover rate	4.07%	9.45%	11.31%	8.81%	7.91%††

CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.68	$7.46	$7.02	$7.09	$7.63	$7.42

Income from Investment Operations:

Net investment income	0.12	0.25	0.28	0.28	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.44	(0.02)	(0.54)	0.21

Total from Investment Operations	0.01	0.48	0.72	0.26	(0.26)	0.50

Less Distributions:

Dividends from net investment income	(0.12)	(0.25)	(0.28)	(0.28)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.01)	(0.01)	—	(0.05)	—	—

Total Distributions	(0.13)	(0.26)	(0.28)	(0.33)	(0.28)	(0.29)

Net Asset Value, End of Period	$7.56	$7.68	$7.46	$7.02	$7.09	$7.63

Total Return:	0.14%	6.59%	10.39%	3.86%	(3.57)%	6.90%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$457	$461	$609	$505	$917	$344

Ratio of expenses to average net assets	1.91%†	1.86%	1.84%	1.81%	1.77%	1.80%

Ratio of net investment income to average net assets	3.23%†	3.41%	3.73%	4.09%	3.70%	3.90%

Portfolio turnover rate	4.07%	9.45%	11.31%	8.81%	7.91%	28.66%

See footnotes on page 64.

Financial Highlights (unaudited)

Georgia Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.10	$7.89	$7.64	$7.75	$8.38	$8.12

Income from Investment Operations:

Net investment income	0.16	0.35	0.36	0.37	0.37	0.38

Net realized and unrealized gain (loss) on investments	(0.14)	0.22	0.29	0.06	(0.58)	0.29

Total from Investment Operations	0.02	0.57	0.65	0.43	(0.21)	0.67

Less Distributions:

Dividends from net investment income	(0.16)	(0.35)	(0.36)	(0.37)	(0.37)	(0.38)

Distributions from net realized capital gain	(0.03)	(0.01)	(0.04)	(0.17)	(0.05)	(0.03)

Total Distributions	(0.19)	(0.36)	(0.40)	(0.54)	(0.42)	(0.41)

Net Asset Value, End of Period	$7.93	$8.10	$7.89	$7.64	$7.75	$8.38

Total Return:	0.34%	7.47%	8.68%	5.95%	(2.63)%	8.44%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$36,411	$38,306	$38,355	$37,423	$42,692	$48,424

Ratio of expenses to average net assets	0.97%†	0.89%	0.95%	0.91%	0.87%	0.89%

Ratio of net investment income to average net assets	4.11%†	4.44%	4.56%	4.96%	4.59%	4.57%

Portfolio turnover rate	—	13.66%	—	9.57%	23.93%	2.92%

CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.12	$7.91	$7.66	$7.76	$8.17

Income from Investment Operations:

Net investment income	0.13	0.28	0.29	0.30	0.11

Net realized and unrealized gain (loss) on investments	(0.15)	0.22	0.29	0.07	(0.41)

Total from Investment Operations	(0.02)	0.50	0.58	0.37	(0.30)

Less Distributions:

Dividends from net investment income	(0.13)	(0.28)	(0.29)	(0.30)	(0.11)

Distributions from net realized capital gain	(0.03)	(0.01)	(0.04)	(0.17)	—

Total Distributions	(0.16)	(0.29)	(0.33)	(0.47)	(0.11)

Net Asset Value, End of Period	$7.94	$8.12	$7.91	$7.66	$7.76

Total Return:	(0.24)%	6.49%	7.71%	5.15%	(3.84)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$662	$600	$383	$246	$176

Ratio of expenses to average net assets	1.87%†	1.79%	1.85%	1.81%	1.74%†

Ratio of net investment income to average net assets	3.21%†	3.54%	3.66%	4.06%	3.89%†

Portfolio turnover rate	—	13.66%	—	9.57%	23.93%††

See footnotes on page 64.

Financial Highlights (unaudited)

Georgia Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.12	$7.91	$7.66	$7.76	$8.40	$8.13

Income from Investment Operations:

Net investment income	0.13	0.28	0.29	0.30	0.30	0.30

Net realized and unrealized gain (loss) on investments	(0.15)	0.22	0.29	0.07	(0.59)	0.30

Total from Investment Operations	(0.02)	0.50	0.58	0.37	(0.29)	0.60

Less Distributions:

Dividends from net investment income	(0.13)	(0.28)	(0.29)	(0.30)	(0.30)	(0.30)

Distributions from net realized capital gain	(0.03)	(0.01)	(0.04)	(0.17)	(0.05)	(0.03)

Total Distributions	(0.16)	(0.29)	(0.33)	(0.47)	(0.35)	(0.33)

Net Asset Value, End of Period	$7.94	$8.12	$7.91	$7.66	$7.76	$8.40

Total Return:	(0.24)%	6.49%	7.71%	5.15%	(3.61)%	7.59%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,728	$2,010	$1,991	$2,129	$2,318	$2,809

Ratio of expenses to average net assets	1.87%†	1.79%	1.85%	1.81%	1.77%	1.80%

Ratio of net investment income to average net assets	3.21%†	3.54%	3.66%	4.06%	3.69%	3.66%

Portfolio turnover rate	—	13.66%	—	9.57%	23.93%	2.92%

Louisiana Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.41	$8.15	$7.80	$7.81	$8.51	$8.28

Income from Investment Operations:

Net investment income	0.18	0.37	0.38	0.39	0.39	0.41

Net realized and unrealized gain (loss) on investments	(0.09)	0.26	0.37	0.04	(0.59)	0.24

Total from Investment Operations	0.09	0.63	0.75	0.43	(0.20)	0.65

Less Distributions:

Dividends from net investment income	(0.18)	(0.37)	(0.38)	(0.39)	(0.39)	(0.41)

Distributions from net realized capital gain	(0.03)	—	(0.02)	(0.05)	(0.11)	(0.01)

Total Distributions	(0.21)	(0.37)	(0.40)	(0.44)	(0.50)	(0.42)

Net Asset Value, End of Period	$8.29	$8.41	$8.15	$7.80	$7.81	$8.51

Total Return:	1.14%	7.94%	9.77%	5.70%	(2.44)%	8.08%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$46,115	$49,356	$49,267	$47,099	$51,543	$56,308

Ratio of expenses to average net assets	0.96%†	0.87%	0.89%	0.88%	0.84%	0.88%

Ratio of net investment income to average net assets	4.41%†	4.56%	4.71%	5.10%	4.76%	4.86%

Portfolio turnover rate	—	11.19%	4.99%	—	8.67%	15.72%

See footnotes on page 64.

Financial Highlights (unaudited)

Louisiana Series (continued)
CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.41	$8.15	$7.80	$7.80	$8.19

Income from Investment Operations:

Net investment income	0.14	0.30	0.30	0.32	0.11

Net realized and unrealized gain (loss) on investments	(0.10)	0.25	0.37	0.05	(0.39)

Total from Investment Operations	0.04	0.55	0.67	0.37	(0.28)

Less Distributions:

Dividends from net investment income	(0.14)	(0.29)	(0.30)	(0.32)	(0.11)

Distributions from net realized capital gain	(0.03)	—	(0.02)	(0.05)	—

Total Distributions	(0.17)	(0.29)	(0.32)	(0.37)	(0.11)

Net Asset Value, End of Period	$8.28	$8.41	$8.15	$7.80	$7.80

Total Return:	0.56%	6.98%	8.78%	4.88%	(3.55)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$741	$769	$873	$581	—

Ratio of expenses to average net assets	1.86%†	1.77%	1.79%	1.78%	1.71	%†

Ratio of net investment income to average net assets	3.51%†	3.66%	3.81%	4.20%	4.00	%†

Portfolio turnover rate	—	11.19%	4.99%	—	8.67	%††

CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.41	$8.15	$7.80	$7.80	$8.50	$8.27

Income from Investment Operations:

Net investment income	0.14	0.30	0.30	0.32	0.32	0.33

Net realized and unrealized gain (loss) on investments	(0.10)	0.25	0.37	0.05	(0.59)	0.24

Total from Investment Operations	0.04	0.55	0.67	0.37	(0.27)	0.57

Less Distributions:
Dividends from net investment income	(0.14)	(0.29)	(0.30)	(0.32)	(0.32)	(0.33)

Distributions from net realized capital gain	(0.03)	—	(0.02)	(0.05)	(0.11)	(0.01)

Total Distributions	(0.17)	(0.29)	(0.32)	(0.37)	(0.43)	(0.34)

Net Asset Value, End of Period	$8.28	$8.41	$8.15	$7.80	$7.80	$8.50

Total Return:	0.56%	6.98%	8.78%	4.88%	(3.33)%	7.11%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$887	$1,123	$970	$721	$908	$837

Ratio of expenses to average net assets	1.86%†	1.77%	1.79%	1.78%	1.74%	1.78%

Ratio of net investment income to average net assets	3.51%†	3.66%	3.81%	4.20%	3.86%	3.96%

Portfolio turnover rate	—	11.19%	4.99%	—	8.67%	15.72%

See footnotes on page 64.

Financial Highlights (unaudited)

Maryland Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.27	$8.08	$7.79	$7.79	$8.32	$8.14

Income from Investment Operations:

Net investment income	0.16	0.36	0.39	0.39	0.39	0.40

Net realized and unrealized gain (loss) on investments	(0.10)	0.22	0.29	––	(0.50)	0.23

Total from Investment Operations	0.06	0.58	0.68	0.39	(0.11)	0.63

Less Distributions:

Dividends from net investment income	(0.16)	(0.36)	(0.39)	(0.39)	(0.39)	(0.40)

Distributions from net realized capital gain	(0.09)	(0.03)	—	—	(0.03)	(0.05)

Total Distributions	(0.25)	(0.39)	(0.39)	(0.39)	(0.42)	(0.45)

Net Asset Value, End of Period	$8.08	$8.27	$8.08	$7.79	$7.79	$8.32

Total Return:	0.72%	7.33%	8.83%	5.26%	(1.45)%	7.89%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$47,223	$47,787	$46,234	$48,042	$49,523	$54,891

Ratio of expenses to average net assets	0.98%†	0.90%	0.91%	0.91%	0.87%	0.89%

Ratio of net investment income to average net assets	3.90%†	4.47%	4.82%	5.10%	4.77%	4.82%

Portfolio turnover rate	3.06%	19.30%	—	9.76%	1.80%	7.59%

CLASS C

	Six Months	Year Ended September 30,			5/27/99 **
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.29	$8.09	$7.80	$7.80	$8.13

Income from Investment Operations:

Net investment income	0.12	0.29	0.32	0.32	0.11

Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.29	—	(0.33)

Total from Investment Operations	0.01	0.52	0.61	0.32	(0.22)

Less Distributions:

Dividends from net investment income	(0.12)	(0.29)	(0.32)	(0.32)	(0.11)

Distributions from net realized capital gain	(0.09)	(0.03)	—	—	—

Total Distributions	(0.21)	(0.32)	(0.32)	(0.32)	(0.11)

Net Asset Value, End of Period	$8.09	$8.29	$8.09	$7.80	$7.80

Total Return:	0.15%	6.49%	7.86%	4.32%	(2.83)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$453	$480	$417	$161	$75

Ratio of expenses to average net assets	1.88%†	1.80%	1.81%	1.81%	1.75%†

Ratio of net investment income to average net assets	3.00%†	3.57%	3.92%	4.20%	4.04%†

Portfolio turnover rate	3.06%	19.30%	—	9.76%	1.80%††

See footnotes on page 64.

Financial Highlights (unaudited)

Maryland Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.29	$8.09	$7.80	$7.80	$8.33	$8.15

Income from Investment Operations:

Net investment income	0.12	0.29	0.32	0.32	0.31	0.32

Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.29	—	(0.50)	0.23

Total from Investment Operations	0.01	0.52	0.61	0.32	(0.19)	0.55

Less Distributions:

Dividends from net investment income	(0.12)	(0.29)	(0.32)	(0.32)	(0.31)	(0.32)

Distributions from net realized capital gain	(0.09)	(0.03)	—	—	(0.03)	(0.05)

Total Distributions	(0.21)	(0.32)	(0.32)	(0.32)	(0.34)	(0.37)

Net Asset Value, End of Period	$8.09	$8.29	$8.09	$7.80	$7.80	$8.33

Total Return:	0.15%	6.49%	7.86%	4.32%	(2.00)%	6.91%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,359	$2,352	$2,216	$2,179	$2,775	$3,128

Ratio of expenses to average net assets	1.88%†	1.80%	1.81%	1.81%	1.77%	1.80%

Ratio of net investment income to average net assets	3.00%†	3.57%	3.92%	4.20%	3.87%	3.91%

Portfolio turnover rate	3.06%	19.30%	—	9.76%	1.80%	7.59%

Massachusetts Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999		1998

Net Asset Value, Beginning of Period	$8.38	$8.01	$7.48	$7.47	$8.27		$7.99

Income from Investment Operations:

Net investment income	0.16	0.35	0.35	0.36	0.36		0.38

Net realized and unrealized gain (loss) on investments	(0.05)	0.37	0.53	0.07	(0.75)		0.37

Total from Investment Operations	0.11	0.72	0.88	0.43	(0.39)		0.75

Less Distributions:

Dividends from net investment income	(0.16)	(0.35)	(0.35)	(0.36)	(0.36)	(0.38)

Distributions from net realized capital gain	—	—	—	(0.06)	(0.05)	(0.09)

Total Distributions	(0.16)	(0.35)	(0.35)	(0.42)	(0.41)	(0.47)

Net Asset Value, End of Period	$8.33	$8.38	$8.01	$7.48	$7.47		$8.27

Total Return:	1.39%	9.28%	12.01%	5.97%	(4.85)%		9.80%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$85,435	$87,225	$85,336	$81,487	$92,929	$109,328

Ratio of expenses to average net assets	0.94%†	0.86%	0.89%	0.86%	0.83%		0.80%

Ratio of net investment income to average net assets	3.98%†	4.42%	4.52%	4.95%	4.56%		4.72%

Portfolio turnover rate	1.09%	5.74%	5.09%	22.46%	23.88%	13.41%

See footnotes on page 64.

Financial Highlights (unaudited)

Massachusetts Series (continued)
>CLASS C

		Six Months	Year Ended September 30,			5/27/99**
		Ended				To
Per Share Data:		3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period		$8.37	$8.01	$7.48	$7.47	$7.96

Income from Investment Operations:

Net investment income		0.13	0.28	0.28	0.29	0.10

Net realized and unrealized gain (loss) on investments		(0.04)	0.36	0.53	0.07	(0.49)

Total from Investment Operations		0.09	0.64	0.81	0.36	(0.39)

Less Distributions:

Dividends from net investment income		(0.13)	(0.28)	(0.28)	(0.29)	(0.10)

Distributions from net realized capital gain		—	—	—	(0.06)	—

Total Distributions		(0.13)	(0.28)	(0.28)	(0.35)	(0.10)

Net Asset Value, End of Period		$8.33	$8.37	$8.01	$7.48	$7.47

Total Return:		1.05%	8.17%	11.00%	5.01%	(5.02)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)		$3,112	$1,513	$1,009	$283	$228

Ratio of expenses to average net assets		1.84%†	1.76%	1.79%	1.76%	1.73%†

Ratio of net investment income to average net assets		3.08%†	3.52%	3.62%	4.05%	3.80%†

Portfolio turnover rate		1.09%	5.74%	5.09%	22.46%	23.88%††

CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.37	$8.01	$7.48	$7.47	$8.26	$7.99

Income from Investment Operations:

Net investment income	0.13	0.28	0.28	0.29	0.29	0.31

Net realized and unrealized gain (loss) on investments	(0.04)	0.36	0.53	0.07	(0.74)	0.36

Total from Investment Operations	0.09	0.64	0.81	0.36	(0.45)	0.67

Less Distributions:

Dividends from net investment income	(0.13)	(0.28)	(0.28)	(0.29)	(0.29)	(0.31)

Distributions from net realized capital gain	—	—	—	(0.06)	(0.05)	(0.09)

Total Distributions	(0.13)	(0.28)	(0.28)	(0.35)	(0.34)	(0.40)

Net Asset Value, End of Period	$8.33	$8.37	$8.01	$7.48	$7.47	$8.26

Total Return:	1.05%	8.17%	11.00%	5.01%	(5.61)%	8.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,625	$1,725	$1,721	$1,436	$2,934	$1,468

Ratio of expenses to average net assets	1.84%†	1.76%	1.79%	1.76%	1.73%	1.71%

Ratio of net investment income to average net assets	3.08%†	3.52%	3.62%	4.05%	3.66%	3.81%

Portfolio turnover rate	1.09%	5.74%	5.09%	22.46%	23.88%	13.41%

See footnotes on page 64.

Financial Highlights (unaudited)

Michigan Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.64	$8.47	$8.11	$8.04	$8.83	$8.60

Income from Investment Operations:

Net investment income	0.16	0.38	0.40	0.41	0.40	0.41

Net realized and unrealized gain (loss) on investments	0.02	0.21	0.39	0.10	(0.63)	0.30

Total from Investment Operations	0.18	0.59	0.79	0.51	(0.23)	0.71

Less Distributions:

Dividends from net investment income	(0.16)	(0.38)	(0.40)	(0.41)	(0.40)	(0.41)

Distributions from net realized capital gain	(0.04)	(0.04)	(0.03)	(0.03)	(0.16)	(0.07)

Total Distributions	(0.20)	(0.42)	(0.43)	(0.44)	(0.56)	(0.48)

Net Asset Value, End of Period	$8.62	$8.64	$8.47	$8.11	$8.04	$8.83

Total Return:	2.07%	7.23%	9.98%	6.62%	(2.77)%	8.63%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$121,236	$123,283	$122,978	$117,241	$125,560	$144,161

Ratio of expenses to average net assets	0.93%†	0.86%	0.70%	0.70%	0.82%	0.79%

Ratio of net investment income to average net assets	3.78%†	4.51%	4.85%	5.20%	4.73%	4.78%

Portfolio turnover rate	2.39%	1.66%	11.63%	7.80%	3.73%	23.60%

Without expense reimbursement:*

Ratio of expenses to average net assets			0.85%	0.84%

Ratio of net investment income to average net assets			4.70%	5.06%

CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.63	$8.46	$8.10	$8.03	$8.43

Income from Investment Operations:

Net investment income	0.12	0.30	0.33	0.34	0.11

Net realized and unrealized gain (loss) on investments	0.02	0.21	0.39	0.10	(0.40)

Total from Investment Operations	0.14	0.51	0.72	0.44	(0.29)

Less Distributions:

Dividends from net investment income	(0.12)	(0.30)	(0.33)	(0.34)	(0.11)

Distributions from net realized capital gain	(0.04)	(0.04)	(0.03)	(0.03)	—

Total Distributions	(0.16)	(0.34)	(0.36)	(0.37)	(0.11)

Net Asset Value, End of Period	$8.61	$8.63	$8.46	$8.10	$8.03

Total Return:	1.62%	6.28%	8.99%	5.68%	(3.55)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,174	$1,169	$899	$356	$114

Ratio of expenses to average net assets	1.83%†	1.76%	1.60%	1.60%	1.73	%†

Ratio of net investment income to average net assets	2.88%†	3.61%	3.95%	4.30%	3.96	%†

Portfolio turnover rate	2.39%	1.66%	11.63%	7.80%	3.73	%††

Without expense reimbursement:*

Ratio of expenses to average net assets			1.75%	1.74%

Ratio of net investment income to average net assets			3.80%	4.16%

See footnotes on page 64.

Financial Highlights (unaudited)

Michigan Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.63	$8.46	$8.10	$8.03	$8.82	$8.59

Income from Investment Operations:

Net investment income	0.12	0.30	0.33	0.34	0.32	0.33

Net realized and unrealized gain (loss) on investments	0.02	0.21	0.39	0.10	(0.63)	0.30

Total from Investment Operations	0.14	0.51	0.72	0.44	(0.31)	0.63

Less Distributions:

Dividends from net investment income	(0.12)	(0.30)	(0.33)	(0.34)	(0.32)	(0.33)

Distributions from net realized capital gain	(0.04)	(0.04)	(0.03)	(0.03)	(0.16)	(0.07)

Total Distributions	(0.16)	(0.34)	(0.36)	(0.37)	(0.48)	(0.40)

Net Asset Value, End of Period	$8.61	$8.63	$8.46	$8.10	$8.03	$8.82

Total Return:	1.62%	6.28%	8.99%	5.68%	(3.65)%	7.66%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,146	$1,977	$2,015	$1,605	$2,074	$1,841

Ratio of expenses to average net assets	1.83%†	1.76%	1.60%	1.60%	1.72%	1.70%

Ratio of net investment income to average net assets	2.88%†	3.61%	3.95%	4.30%	3.83%	3.87%

Portfolio turnover rate	2.39%	1.66%	11.63%	7.80%	3.73%	23.60%

Without expense reimbursement:*

Ratio of expenses to average net assets			1.75%	1.74%

Ratio of net investment income to average net assets			3.80%	4.16%

Minnesota Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.92	$7.72	$7.34	$7.36	$7.98	$7.79

Income from Investment Operations:

Net investment income	0.15	0.35	0.34	0.36	0.36	0.38

Net realized and unrealized gain (loss) on investments	(0.06)	0.19	0.38	0.02	(0.52)	0.20

Total from Investment Operations	0.09	0.54	0.72	0.38	(0.16)	0.58

Less Distributions:

Dividends from net investment income	(0.15)	(0.34)	(0.34)	(0.36)	(0.36)	(0.38)

Distributions from net realized capital gain	—	—	—	(0.04)	(0.10)	(0.01)

Total Distributions	(0.15)	(0.34)	(0.34)	(0.40)	(0.46)	(0.39)

Net Asset Value, End of Period	$7.86	$7.92	$7.72	$7.34	$7.36	$7.98

Total Return:	1.13%	7.20%	10.02%	5.35%	(2.09)%	7.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$97,757	$99,368	$98,452	$96,475	$109,165	$121,374

Ratio of expenses to average net assets	0.95%†	0.85%	0.89%	0.87%	0.84%	0.81%

Ratio of net investment income to average net assets	3.77%†	4.49%	4.52%	4.95%	4.71%	4.87%

Portfolio turnover rate	—	8.09%	1.02%	12.38%	9.74%	21.86%

See footnotes on page 64.

Financial Highlights (unaudited)

Minnesota Series (continued)
CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$7.93	$7.72	$7.34	$7.36	$7.72

Income from Investment Operations:

Net investment income	0.11	0.28	0.28	0.29	0.10

Net realized and unrealized gain (loss) on investments	(0.07)	0.20	0.38	0.02	(0.36)

Total from Investment Operations	0.04	0.48	0.66	0.31	(0.26)

Less Distributions:

Dividends from net investment income	(0.11)	(0.27)	(0.28)	(0.29)	(0.10)

Distributions from net realized capital gain	—	—	—	(0.04)	—

Total Distributions	(0.11)	(0.27)	(0.28)	(0.33)	(0.10)

Net Asset Value, End of Period	$7.86	$7.93	$7.72	$7.34	$7.36

Total Return:	0.54%	6.38%	9.04%	4.42%	(3.47)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$574	$432	$275	$23	$ —

Ratio of expenses to average net assets	1.85%†	1.75%	1.79%	1.77%	1.74	%†

Ratio of net investment income to average net assets	2.87%†	3.59%	3.62%	4.05%	3.94	%†

Portfolio turnover rate	—	8.09%	1.02%	12.38%	9.74	%††

CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.93	$7.72	$7.34	$7.36	$7.98	$7.79

Income from Investment Operations:

Net investment income	0.11	0.28	0.28	0.29	0.30	0.31

Net realized and unrealized gain (loss) on investments	(0.07)	0.20	0.38	0.02	(0.52)	0.20

Total from Investment Operations	0.04	0.48	0.66	0.31	(0.22)	0.51

Less Distributions:

Dividends from net investment income	(0.11)	(0.27)	(0.28)	(0.29)	(0.30)	(0.31)

Distributions from net realized capital gain	—	—	—	(0.04)	(0.10)	(0.01)

Total Distributions	(0.11)	(0.27)	(0.28)	(0.33)	(0.40)	(0.32)

Net Asset Value, End of Period	$7.86	$7.93	$7.72	$7.34	$7.36	$7.98

Total Return:	0.54%	6.38%	9.04%	4.42%	(2.96)%	6.71%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,727	$1,779	$1,575	$1,629	$1,856	$2,103

Ratio of expenses to average net assets	1.85%†	1.75%	1.79%	1.77%	1.74%	1.72%

Ratio of net investment income to average net assets	2.87%†	3.59%	3.62%	4.05%	3.81%	3.96%

Portfolio turnover rate	—	8.09%	1.02%	12.38%	9.74%	21.86%

See footnotes on page 64.

Financial Highlights (unaudited)

Missouri Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.02	$7.81	$7.37	$7.29	$8.03	$7.82

Income from Investment Operations:

Net investment income	0.15	0.34	0.34	0.35	0.35	0.36

Net realized and unrealized gain (loss) on investments	(0.07)	0.26	0.47	0.09	(0.62)	0.28

Total from Investment Operations	0.08	0.60	0.81	0.44	(0.27)	0.64

Less Distributions:

Dividends from net investment income	(0.15)	(0.34)	(0.34)	(0.35)	(0.35)	(0.36)

Distributions from net realized capital gain	(0.02)	(0.05)	(0.03)	(0.01)	(0.12)	(0.07)

Total Distributions	(0.17)	(0.39)	(0.37)	(0.36)	(0.47)	(0.43)

Net Asset Value, End of Period	$7.93	$8.02	$7.81	$7.37	$7.29	$8.03

Total Return:	0.95%	7.89%	11.26%	6.19%	(3.58)%	8.41%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$37,182	$38,519	$37,879	$38,529	$43,437	$49,949

Ratio of expenses to average net assets	0.99%†	0.90%	0.94%	0.93%	0.87%	0.89%

Ratio of net investment income to average net assets	3.82%†	4.37%	4.44%	4.83%	4.50%	4.59%

Portfolio turnover rate	2.93%	4.04%	5.70%	6.00%	10.43%	21.26%

CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.02	$7.81	$7.37	$7.29	$7.68

Income from Investment Operations:

Net investment income	0.11	0.27	0.27	0.28	0.10

Net realized and unrealized gain (loss) on investments	(0.07)	0.26	0.47	0.09	(0.39)

Total from Investment Operations	0.04	0.53	0.74	0.37	(0.29)

Less Distributions:

Dividends from net investment income	(0.11)	(0.27)	(0.27)	(0.28)	(0.10)

Distributions from net realized capital gain	(0.02)	(0.05)	(0.03)	(0.01)	—

Total Distributions	(0.13)	(0.32)	(0.30)	(0.29)	(0.10)

Net Asset Value, End of Period	$7.93	$8.02	$7.81	$7.37	$7.29

Total Return:	0.49%	6.92%	10.27%	5.27%	(3.95)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$87	$82	$75	$22	$21

Ratio of expenses to average net assets	1.89%†	1.80%	1.84%	1.83%	1.74%†

Ratio of net investment income to average net assets	2.92%†	3.47%	3.54%	3.93%	3.75%†

Portfolio turnover rate	2.93%	4.04%	5.70%	6.00%	10.43%††

See footnotes on page 64.

Financial Highlights (unaudited)

Missouri Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.02	$7.81	$7.37	$7.29	$8.03	$7.82

Income from Investment Operations:

Net investment income	0.11	0.27	0.27	0.28	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.07)	0.26	0.47	0.09	(0.62)	0.28

Total from Investment Operations	0.04	0.53	0.74	0.37	(0.34)	0.57

Less Distributions:

Dividends from net investment income	(0.11)	(0.27)	(0.27)	(0.28)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.02)	(0.05)	(0.03)	(0.01)	(0.12)	(0.07)

Total Distributions	(0.13)	(0.32)	(0.30)	(0.29)	(0.40)	(0.36)

Net Asset Value, End of Period	$7.93	$8.02	$7.81	$7.37	$7.29	$8.03

Total Return:	0.49%	6.92%	10.27%	5.27%	(4.46)%	7.45%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$511	$600	$575	$321	$617	$418

Ratio of expenses to average net assets	1.89%†	1.80%	1.84%	1.83%	1.77%	1.79%

Ratio of net investment income to average net assets	2.92%†	3.47%	3.54%	3.93%	3.60%	3.69%

Portfolio turnover rate	2.93%	4.04%	5.70%	6.00%	10.43%	21.26%

New York Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.43	$8.16	$7.77	$7.70	$8.60	$8.28

Income from Investment Operations:

Net investment income	0.17	0.36	0.38	0.39	0.38	0.40

Net realized and unrealized gain (loss) on investments	(0.05)	0.27	0.45	0.08	(0.69)	0.40

Total from Investment Operations	0.12	0.63	0.83	0.47	(0.31)	0.80

Less Distributions:

Dividends from net investment income	(0.17)	(0.36)	(0.38)	(0.39)	(0.38)	(0.40)

Distributions from net realized capital gain	(0.02)	—	(0.06)	(0.01)	(0.21)	(0.08)

Total Distributions	(0.19)	(0.36)	(0.44)	(0.40)	(0.59)	(0.48)

Net Asset Value, End of Period	$8.36	$8.43	$8.16	$7.77	$7.70	$8.60

Total Return:	1.43%	7.94%	10.90%	6.28%	(3.86)%	10.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$82,862	$83,723	$82,482	$69,549	$76,833	$84,822

Ratio of expenses to average net assets	0.93%†	0.87%	0.70%	0.70%	0.81%	0.81%

Ratio of net investment income to average net assets	4.12%†	4.43%	4.70%	5.17%	4.63%	4.74%

Portfolio turnover rate	2.64%	19.43%	8.15%	7.30%	11.85%	39.85%

Without expense reimbursement:*

Ratio of expenses to average net assets			0.83%	0.83%

Ratio of net investment income to average net assets			4.57%	5.04%

See footnotes on page 64.

Financial Highlights (unaudited)

New York Series (continued)
CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.44	$8.17	$7.78	$7.70	$8.14

Income from Investment Operations:

Net investment income	0.13	0.29	0.30	0.32	0.11

Net realized and unrealized gain (loss) on investments	(0.05)	0.27	0.45	0.09	(0.44)

Total from Investment Operations	0.08	0.56	0.75	0.41	(0.33)

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.30)	(0.32)	(0.11)

Distributions from net realized capital gain	(0.02)	—	(0.06)	(0.01)	—

Total Distributions	(0.15)	(0.29)	(0.36)	(0.33)	(0.11)

Net Asset Value, End of Period	$8.37	$8.44	$8.17	$7.78	$7.70

Total Return:	0.97%	6.98%	9.88%	5.46%	(4.22)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,652	$7,005	$3,624	$402	$189

Ratio of expenses to average net assets	1.83%†	1.77%	1.60%	1.60%	1.69%†

Ratio of net investment income to average net assets	3.22%†	3.53%	3.80%	4.27%	3.96%†

Portfolio turnover rate	2.64%	19.43%	8.15%	7.30%	11.85%††

Without expense reimbursement:*

Ratio of expenses to average net assets			1.73%	1.73%

Ratio of net investment income to average net assets			3.67%	4.14%

CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.44	$8.17	$7.78	$7.70	$8.60	$8.29

Income from Investment Operations:

Net investment income	0.13	0.29	0.30	0.32	0.30	0.32

Net realized and unrealized gain (loss) on investments	(0.05)	0.27	0.45	0.09	(0.69)	0.39

Total from Investment Operations	0.08	0.56	0.75	0.41	(0.39)	0.71

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.30)	(0.32)	(0.30)	(0.32)

Distributions from net realized capital gain	(0.02)	—	(0.06)	(0.01)	(0.21)	(0.08)

Total Distributions	(0.15)	(0.29)	(0.36)	(0.33)	(0.51)	(0.40)

Net Asset Value, End of Period	$8.37	$8.44	$8.17	$7.78	$7.70	$8.60

Total Return:	0.97%	6.98%	9.88%	5.46%	(4.73)%	8.88%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,172	$3,521	$3,297	$2,593	$2,844	$2,182

Ratio of expenses to average net assets	1.83%†	1.77%	1.60%	1.60%	1.71%	1.72%

Ratio of net investment income to average net assets	3.22%†	3.53%	3.80%	4.27%	3.73%	3.83%

Portfolio turnover rate	2.64%	19.43%	8.15%	7.30%	11.85%	39.85%

Without expense reimbursement:*

Ratio of expenses to average net assets			1.73%	1.73%

Ratio of net investment income to average net assets			3.67%	4.14%

See footnotes on page 64.

Financial Highlights (unaudited)

Ohio Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.26	$8.03	$7.64	$7.64	$8.37	$8.19

Income from Investment Operations:

Net investment income	0.16	0.36	0.38	0.39	0.38	0.40

Net realized and unrealized gain (loss) on investments	(0.10)	0.23	0.39	0.02	(0.60)	0.29

Total from Investment Operations	0.06	0.59	0.77	0.41	(0.22)	0.69

Less Distributions:

Dividends from net investment income	(0.16)	(0.36)	(0.38)	(0.39)	(0.38)	(0.40)

Distributions from net realized capital gain	(0.01)	ø	ø	(0.02)	(0.13)	(0.11)

Total Distributions	(0.17)	(0.36)	(0.38)	(0.41)	(0.51)	(0.51)

Net Asset Value, End of Period	$8.15	$8.26	$8.03	$7.64	$7.64	$8.37

Total Return:	0.80%	7.59%	10.30%	5.58%	(2.68)%	8.77%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$127,332	$129,662	$128,433	$128,364	$135,034	$153,126

Ratio of expenses to average net assets	0.92%†	0.85%	0.70%	0.71%	0.81%	0.78%

Ratio of net investment income to average net assets	3.97%†	4.51%	4.81%	5.21%	4.78%	4.92%

Portfolio turnover rate	2.41%	0.79%	7.57%	9.02%	6.07%	24.74%

Without expense reimbursement:*

Ratio of expenses to average net assets			0.84%	0.84%

Ratio of net investment income to average net assets			4.67%	5.08%

CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.31	$8.08	$7.69	$7.68	$8.06

Income from Investment Operations:

Net investment income	0.12	0.29	0.31	0.33	0.11

Net realized and unrealized gain (loss) on investments	(0.10)	0.23	0.39	0.03	(0.38)

Total from Investment Operations	0.02	0.52	0.70	0.36	(0.27)

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.31)	(0.33)	(0.11)

Distributions from net realized capital gain	(0.01)	ø	ø	(0.02)	—

Total Distributions	(0.14)	(0.29)	(0.31)	(0.35)	(0.11)

Net Asset Value, End of Period	$8.19	$8.31	$8.08	$7.69	$7.68

Total Return:	0.22%	6.61%	9.26%	4.78%	(3.51)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,395	$1,331	$812	$222	$18

Ratio of expenses to average net assets	1.82%†	1.75%	1.60%	1.61%	1.71%†

Ratio of net investment income to average net assets	3.07%†	3.61%	3.91%	4.31%	3.99%†

Portfolio turnover rate	2.41%	0.79%	7.57%	9.02%	6.07%††

Without expense reimbursement:*

Ratio of expenses to average net assets			1.74%	1.74%

Ratio of net investment income to average net assets			3.77%	4.18%

See footnotes on page 64.

Financial Highlights (unaudited)

Ohio Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.31	$8.08	$7.69	$7.68	$8.41	$8.23

Income from Investment Operations:

Net investment income	0.12	0.29	0.31	0.33	0.31	0.33

Net realized and unrealized gain (loss) on investments	(0.10)	0.23	0.39	0.03	(0.60)	0.29

Total from Investment Operations	0.02	0.52	0.70	0.36	(0.29)	0.62

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.31)	(0.33)	(0.31)	(0.33)

Distributions from net realized capital gain	(0.01)	ø	ø	(0.02)	(0.13)	(0.11)

Total Distributions	(0.14)	(0.29)	(0.31)	(0.35)	(0.44)	(0.44)

Net Asset Value, End of Period	$8.19	$8.31	$8.08	$7.69	$7.68	$8.41

Total Return:	0.22%	6.61%	9.26%	4.78%	(3.52)%	7.78%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,447	$1,683	$1,583	$1,425	$1,327	$1,103

Ratio of expenses to average net assets	1.82%†	1.75%	1.60%	1.61%	1.71%	1.69%

Ratio of net investment income to average net assets	3.07%†	3.61%	3.91%	4.31%	3.88%	4.01%

Portfolio turnover rate	2.41%	0.79%	7.57%	9.02%	6.07%	24.74%

Without expense reimbursement:*

Ratio of expenses to average net assets			1.74%	1.74%

Ratio of net investment income to average net assets			3.77%	4.18%

Oregon Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.03	$7.85	$7.47	$7.48	$8.05	$7.87

Income from Investment Operations:

Net investment income	0.15	0.34	0.35	0.36	0.35	0.36

Net realized and unrealized gain (loss) on investments	(0.08)	0.23	0.42	0.04	(0.52)	0.28

Total from Investment Operations	0.07	0.57	0.77	0.40	(0.17)	0.64

Less Distributions:

Dividends from net investment income	(0.15)	(0.34)	(0.35)	(0.36)	(0.35)	(0.36)

Distributions from net realized capital gain	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.10)

Total Distributions	(0.18)	(0.39)	(0.39)	(0.41)	(0.40)	(0.46)

Net Asset Value, End of Period	$7.92	$8.03	$7.85	$7.47	$7.48	$8.05

Total Return:	0.90%	7.41%	10.52%	5.55%	(2.16)%	8.48%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$58,314	$60,143	$54,994	$52,890	$54,473	$57,601

Ratio of expenses to average net assets	0.96%†	0.90%	0.88%	0.89%	0.86%	0.88%

Ratio of net investment income to average net assets	3.84%†	4.34%	4.57%	4.86%	4.52%	4.60%

Portfolio turnover rate	3.53%	6.06%	14.58%	14.46%	12.28%	12.62%

See footnotes on page 64.

Financial Highlights (unaudited)

Oregon Series (continued)
CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.03	$7.85	$7.47	$7.48	$7.83

Income from Investment Operations:

Net investment income	0.12	0.27	0.28	0.29	0.10

Net realized and unrealized gain (loss) on investments	(0.08)	0.23	0.42	0.04	(0.35)

Total from Investment Operations	0.04	0.50	0.70	0.33	(0.25)

Less Distributions:

Dividends from net investment income	(0.12)	(0.27)	(0.28)	(0.29)	(0.10)

Distributions from net realized capital gain	(0.03)	(0.05)	(0.04)	(0.05)	—

Total Distributions	(0.15)	(0.32)	(0.32)	(0.34)	(0.10)

Net Asset Value, End of Period	$7.92	$8.03	$7.85	$7.47	$7.48

Total Return:	0.44%	6.45%	9.53%	4.62%	(3.32)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,692	$1,511	$1,166	$364	$—

Ratio of expenses to average net assets	1.86%†	1.80%	1.78%	1.79%	1.73%†

Ratio of net investment income to average net assets	2.94%†	3.44%	3.67%	3.96%	3.77%†

Portfolio turnover rate	3.53%	6.06%	14.58%	14.46%	12.28%††

CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.03	$7.85	$7.47	$7.48	$8.04	$7.87

Income from Investment Operations:

Net investment income	0.12	0.27	0.28	0.29	0.28	0.29

Net realized and unrealized gain (loss) on investments	(0.08)	0.23	0.42	0.04	(0.51)	0.27

Total from Investment Operations	0.04	0.50	0.70	0.33	(0.23)	0.56

Less Distributions:

Dividends from net investment income	(0.12)	(0.27)	(0.28)	(0.29)	(0.28)	(0.29)

Distributions from net realized capital gain	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.10)

Total Distributions	(0.15)	(0.32)	(0.32)	(0.34)	(0.33)	(0.39)

Net Asset Value, End of Period	$7.92	$8.03	$7.85	$7.47	$7.48	$8.04

Total Return:	0.44%	6.45%	9.53%	4.62%	(2.92)%	7.37%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,537	$2,688	$2,345	$2,465	$2,231	$2,650

Ratio of expenses to average net assets	1.86%†	1.80%	1.78%	1.79%	1.76%	1.79%

Ratio of net investment income to average net assets	2.94%†	3.44%	3.67%	3.96%	3.62%	3.69%

Portfolio turnover rate	3.53%	6.06%	14.58%	14.46%	12.28%	12.62%

See footnotes on page 64.

Financial Highlights (unaudited)

South Carolina Series
CLASS A

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.25	$8.07	$7.66	$7.67	$8.38	$8.16

Income from Investment Operations:

Net investment income	0.16	0.36	0.37	0.38	0.38	0.39

Net realized and unrealized gain (loss) on investments	(0.04)	0.19	0.41	0.07	(0.64)	0.29

Total from Investment Operations	0.12	0.55	0.78	0.45	(0.26)	0.68

Less Distributions:

Dividends from net investment income	(0.16)	(0.36)	(0.37)	(0.38)	(0.38)	(0.39)

Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.08)	(0.07)	(0.07)

Total Distributions	(0.18)	(0.37)	(0.37)	(0.46)	(0.45)	(0.46)

Net Asset Value, End of Period	$8.19	$8.25	$8.07	$7.66	$7.67	$8.38

Total Return:	1.57%	7.00%	10.28%	6.07%	(3.32)%	8.66%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$79,778	$81,410	$84,109	$81,138	$92,793	$106,328

Ratio of expenses to average net assets	0.94%†	0.87%	0.88%	0.86%	0.83%	0.80%

Ratio of net investment income to average net assets	4.00%†	4.54%	4.59%	5.04%	4.65%	4.74%

Portfolio turnover rate	14.36%	—	2.80%	3.49%	18.06%	16.63%

CLASS C

	Six Months	Year Ended September 30,			5/27/99**
	Ended				To
Per Share Data:	3/31/03	2002øø	2001	2000	9/30/99

Net Asset Value, Beginning of Period	$8.24	$8.06	$7.65	$7.66	$8.08

Income from Investment Operations:

Net investment income	0.13	0.29	0.29	0.31	0.11

Net realized and unrealized gain (loss) on investments	(0.04)	0.19	0.41	0.07	(0.42)

Total from Investment Operations	0.09	0.48	0.70	0.38	(0.31)

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.29)	(0.31)	(0.11)

Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.08)	—

Total Distributions	(0.15)	(0.30)	(0.29)	(0.39)	(0.11)

Net Asset Value, End of Period	$8.18	$8.24	$8.06	$7.65	$7.66

Total Return:	1.11%	6.04%	9.30%	5.12%	(4.01)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,969	$3,279	$1,589	$893	$335

Ratio of expenses to average net assets	1.84%†	1.77%	1.78%	1.76%	1.72%†

Ratio of net investment income to average net assets	3.10%†	3.64%	3.69%	4.14%	3.96%†

Portfolio turnover rate	14.36%	—	2.80%	3.49%	18.06%††

See footnotes on page 64.

Financial Highlights (unaudited)

South Carolina Series (continued)
CLASS D

	Six Months	Year Ended September 30,
	Ended
Per Share Data:	3/31/03	2002øø	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.24	$8.06	$7.65	$7.66	$8.38	$8.16

Income from Investment Operations:

Net investment income	0.13	0.29	0.29	0.31	0.30	0.31

Net realized and unrealized gain (loss) on investments	(0.04)	0.19	0.41	0.07	(0.65)	0.29

Total from Investment Operations	0.09	0.48	0.70	0.38	(0.35)	0.60

Less Distributions:

Dividends from net investment income	(0.13)	(0.29)	(0.29)	(0.31)	(0.30)	(0.31)

Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.08)	(0.07)	(0.07)

Total Distributions	(0.15)	(0.30)	(0.29)	(0.39)	(0.37)	(0.38)

Net Asset Value, End of Period	$8.18	$8.24	$8.06	$7.65	$7.66	$8.38

Total Return:	1.11%	6.04%	9.30%	5.12%	(4.32)%	7.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,137	$4,815	$4,378	$4,443	$5,936	$5,594

Ratio of expenses to average net assets	1.84%†	1.77%	1.78%	1.76%	1.73%	1.71%

Ratio of net investment income to average net assets	3.10%†	3.64%	3.69%	4.14%	3.75%	3.83%

Portfolio turnover rate	14.36%	—	2.80%	3.49%	18.06%	16.63%

*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.
**	Commencement of offering of Class C shares.
†	Annualized.
††	For the year ended September 30, 1999.
ø	Capital gain of $0.002 per share was paid.
øø	As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

Board of Directors

Robert B. Catell* 3, 4

• Chairman and Chief Executive Officer,
KeySpan Corporation

John R. Galvin 2, 4

• Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts University

Paul C. Guidone 1

• Chief Investment Officer,
J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4

• Director, Jeannette K. Watson Summer Fellowships
• Trustee, Committee for Economic Development

Frank A. McPherson 3, 4

• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 2, 4

• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2, 4

• Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1

• Chairman of the Board,
J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2, 4

• Chairman and CEO, Q Standards Worldwide, Inc.

James Q. Riordan† 3, 4

• Trustee, Committee for Economic Development

Robert L. Shafer 3, 4

• Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4

• Director, C-SPAN
• Director, CommScope, Inc.

Brian T. Zino 1

• President, J. & W. Seligman & Co. Incorporated
• Chairman, Seligman Data Corp.
• Vice Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
Investment Company Institute

*	Elected May 15, 2003.
†	Retired May 15, 2003.

Member:	1	Executive Committee
	2	Audit Committee
	3	Director Nominating Committee
	4	Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Thomas G. Moles

Vice President
Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers

(800) 221-2450 Shareholder Services

(212) 682-7600 Outside the United States

(800) 622-4597 24-Hour Automated Telephone Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of
Capital Stock of each Series of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA3 3/03